UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2006

Date of reporting period: June 30, 2006

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Management's Discussion and Analysis:
Davis Value Portfolio	2
Davis Financial Portfolio	3
Davis Real Estate Portfolio	4

Fund Overview:
Davis Value Portfolio	7
Davis Financial Portfolio	8
Davis Real Estate Portfolio	9

Expense Example	10

Schedule of Investments:
Davis Value Portfolio	12
Davis Financial Portfolio	17
Davis Real Estate Portfolio	19

Statements of Assets and Liabilities	22

Statements of Operations	23

Statements of Changes in Net Assets	24

Notes to Financial Statements	26

Financial Highlights:
Davis Value Portfolio	30
Davis Financial Portfolio	31
Davis Real Estate Portfolio	32

Fund Information	33

Director Approval of Advisory Agreements	34

Directors and Officers	38

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 2.71%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 2.5% in the second quarter after increasing 5.6% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4% and ended the second quarter at about 5.1%.

Davis Value Portfolio

Performance Overview

Davis Value Portfolio returned 3.29% for the six-month period ended June 30, 20062, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 2.71%.

Consumer staple companies were the most important contributors3 to the Portfolio’s performance over the six-month period. The Portfolio holds a significant investment in these companies and this sector out-performed the Index. Costco Wholesale4 was among the top contributors to performance.

Energy companies and banking companies also made important contributions to performance. Two energy companies, Occidental Petroleum and ConocoPhillips, and three banking companies, HSBC Holdings, Wells Fargo, and Golden West Financial, were among the top contributors to performance.

Insurance companies were the most important detractors from the Portfolio’s performance over the six-month period. The Portfolio holds a significant investment in insurance companies and this sector under-performed the Index. While Loews was among the Portfolio’s top contributors to performance, American International Group, Progressive, and Transatlantic Holdings were among the top detractors from performance.

Information technology companies and health care companies also detracted from performance. Three information technology companies, Microsoft, Iron Mountain, and Dell, and one health care company, HCA, were among the top detractors from performance.

Other individual companies making important contributions to performance included Comcast, a broadcasting and cable TV company, News Corp., a movie and entertainment company, and JPMorgan Chase, a diversified financial services company. Other individual companies detracting from performance included Sprint Nextel, a telecommunication services company, Moody’s, a diversified financial services company, and Sealed Air, a materials company.

The Portfolio had approximately 10% of its assets invested in foreign companies at June 30, 2006. As a group, the foreign companies owned by the Portfolio out-performed the S&P 500® Index over the six-month period.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Financial Portfolio

Performance Overview

Davis Financial Portfolio returned 2.02% for the six-month period ended June 30, 20062, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 2.71%.

Financial service companies, as a whole, turned in a stronger performance than the S&P 500® Index. The specific financial service companies, which the Portfolio owned, out-performed the majority of financial service companies in the Index. The Portfolio’s non-financial holdings overall detracted from performance over the six-month period.

Diversified financial companies were the most important contributors3 to the Portfolio’s performance over the six-month period. The Portfolio holds a significant investment in these companies and this sector out-performed the Index. First Marblehead4, American Express, JPMorgan Chase, and Ameriprise Financial were among the top contributors to performance. Moody’s was among the top detractors from performance.

Banking companies were also important contributors to the Portfolio’s performance over the six-month period. Golden West Financial, Wells Fargo, and Commerce Bancorp were among the top contributors to performance. ICICI Bank was among the top detractors from performance.

Insurance companies were the most important detractors from the Portfolio’s performance over the six-month period. Insurance companies represent the Portfolio’s largest holdings and this sector under-performed the Index. While Loews, China Life, and Markel were among the Portfolio’s top contributors to performance, American International Group, Progressive, Transatlantic Holdings, and Everest Re Group were among the top detractors from performance.

Among the Portfolio’s non-financial holdings, Tyco International, a capital goods company, Sealed Air, a materials company, and H&R Block, a consumer services company, were among the top detractors from performance.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Real Estate Portfolio

Performance Overview

Davis Real Estate Portfolio returned 12.50% for the six-month period ended June 30, 20062, compared with a return of 14.08% for the Dow Jones Wilshire Real Estate Securities Index1 (“WRESI Index”). Real Estate companies as a whole did well, as reflected by the fact that the WRESI Index out-performed the Standard & Poor’s 500® Index by a significant margin.

Office property REITs contributed3 the most to the Portfolio’s performance over the six-month period. The Portfolio had more invested in office property REITs than in any other sector, and office property REITs turned in the strongest performance of any sector in the WRESI Index. The specific office property REITs that the Portfolio owned out-performed the office property REITs included in the WRESI Index. Kilroy Realty4, SL Green Realty, Corporate Office Properties, CarrAmerica Realty, and Boston Properties were among the top contributors to the Portfolio’s performance. Columbia Equity was among the top detractors from performance. The Portfolio no longer owns Kilroy Realty and CarrAmerica Realty.

Overall, real estate operations and development companies made important contributions to performance. While Forest City was among the top contributors to performance, St. Joe and Capital & Regional were among the top detractors from performance.

Regional mall REITs and transportation companies detracted from performance. Two regional mall REITs, General Growth Properties and Mills Corp., and one transportation company, Alexander & Baldwin, were among the top detractors from performance. The Portfolio no longer owns Mills Corp.

Other individual companies contributing to performance included United Dominion Realty, an apartment REIT, Vornado Realty, a diversified REIT, and Developers Diversified, a shopping center REIT. Spirit Finance, a diversified REIT, detracted from performance.

The Portfolio maintained a cash position over the six-month period, and this hampered relative performance during the strong market for real estate companies.

The Portfolio had approximately 8% of its assets invested in foreign companies at June 30, 2006. As a group, the foreign companies owned by the Portfolio out-performed the WRESI Index over the six-month period.

______________________________

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1      The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.     The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.   The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – (Continued)

2      Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2006.

			INCEPTION
PORTFOLIO NAME	1-YEAR	5-YEAR	(July 1, 1999)
Davis Value Portfolio	11.62%	5.75%	4.78%
Davis Financial Portfolio	13.59%	4.45%	5.56%
Davis Real Estate Portfolio	22.43%	19.76%	16.16%

			PORTFOLIOS’
BENCHMARK INDEX	1-YEAR	5-YEAR	INCEPTION
			(July 1, 1999)
Standard & Poor’s 500® Index	8.63%	2.49%	0.38%
Dow Jones Wilshire Real Estate Securities Index	21.85%	19.96%	18.25%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3      A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4      This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Portfolio’s holdings of each company discussed.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS VALUE PORTFOLIO

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock	98.0%	Insurance	14.5%	4.7%
Short Term Investments,		Diversified Financials	14.0%	9.9%
Convertible Bonds,		Energy	12.0%	10.2%
Other Assets & Liabilities	2.0%	Banks	10.5%	5.9%
	100.0%	Food, Beverage & Tobacco	7.3%	4.8%
		Media	7.0%	3.4%
		Food & Staples Retailing	6.6%	2.4%
		Technology	4.9%	14.9%
		Materials	4.1%	3.1%
		Capital Goods	4.2%	8.9%
		Health Care	3.9%	12.3%
		Other	3.5%	12.0%
		Telecommunication Services	2.2%	3.3%
		Transportation	1.9%	2.0%
		Automobiles & Components	1.8%	0.5%
		Consumer Services	1.6%	1.7%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	4.49%
Altria Group, Inc.	Food, Beverage & Tobacco	4.44%
Costco Wholesale Corp.	Food & Staples Retailing	4.44%
ConocoPhillips	Energy	4.13%
Tyco International Ltd.	Capital Goods	4.11%
JPMorgan Chase & Co.	Diversified Financial Services	4.00%
American International Group, Inc.	Multi-Line Insurance	3.95%
Golden West Financial Corp.	Thrift & Mortgage Finance	3.44%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.29%
HSBC Holdings PLC	Commercial Banks	3.07%

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS FINANCIAL PORTFOLIO

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock	93.0%	Insurance	34.5%	4.7%
Short Term Investments,		Diversified Financials	32.7%	9.9%
Other Assets & Liabilities	7.0%	Banks	17.7%	5.9%
	100.0%	Capital Goods	4.7%	8.9%
		Food, Beverage & Tobacco	3.1%	4.8%
		Commercial Services & Supplies	2.7%	0.7%
		Consumer Services	2.6%	1.7%
		Materials	2.0%	3.1%
		Technology	–	14.9%
		Health Care	–	12.3%
		Energy	–	10.2%
		Other	–	22.9%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	9.86%
Transatlantic Holdings, Inc.	Reinsurance	8.06%
Moody’s Corp.	Diversified Financial Services	5.98%
Golden West Financial Corp.	Thrift & Mortgage Finance	5.58%
First Marblehead Corp.	Consumer Finance	5.57%
Loews Corp.	Multi-Line Insurance	5.46%
Commerce Bancorp, Inc.	Commercial Banks	5.34%
Wells Fargo & Co.	Commercial Banks	5.32%
JPMorgan Chase & Co.	Diversified Financial Services	5.13%
American International Group, Inc.	Multi-Line Insurance	4.93%

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND OVERVIEW

DAVIS REAL ESTATE PORTFOLIO

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

				Dow Jones Wilshire
				Real Estate
			Fund	Securities Index

Common Stock	93.5%	Office Property REITS	22.6%	20.1%
Short Term Investments,		Real Estate Operations/Development	16.0%	2.5%
Preferred Stocks,		Shopping Center REITS	14.1%	12.8%
Other Assets & Liabilities	6.5%	Diversified REITS	12.9%	10.7%
	100.0%	Regional Mall REITS	11.5%	14.4%
		Warehouse & Industrial REITS	7.7%	6.9%
		Apartment REITS	6.2%	18.9%
		Health Care REITS	3.3%	–
		Transportation	3.1%	–
		Mortgage REITS	1.5%	–
		Storage REITS	1.1%	5.0%
		Hotel REITS	–	8.0%
		Manufactured Home REITS	–	0.7%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
SL Green Realty Corp.	Office Property REITS	7.17%
Forest City Enterprises, Inc., Class A	Real Estate Operations/Development	5.63%
Alexandria Real Estate Equities, Inc.	Office Property REITS	5.10%
General Growth Properties, Inc.	Regional Mall REITS	5.04%
ProLogis	Warehouse & Industrial REITS	4.94%
Corporate Office Properties Trust	Office Property REITS	4.21%
Developers Diversified Realty Corp.	Shopping Center REITS	4.02%
Boston Properties, Inc.	Office Property REITS	3.80%
Kimco Realty Corp.	Shopping Center REITS	3.67%
Duke Realty Corp.	Diversified REITS	3.54%

DAVIS VARIABLE ACCOUNT FUND, INC.

EXPENSE EXAMPLE (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/06)	(06/30/06)	(01/01/06-06/30/06)
Davis Value Portfolio
Actual	$1,000.00	$1,032.90	$4.08
Hypothetical	$1,000.00	$1,020.78	$4.06
Davis Financial Portfolio
Actual	$1,000.00	$1,020.25	$4.21
Hypothetical	$1,000.00	$1,020.63	$4.21
Davis Real Estate Portfolio
Actual	$1,000.00	$1,124.99	$4.58
Hypothetical	$1,000.00	$1,020.48	$4.36

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). See page 11 for a description of the “Expense Example”. The annualized expense ratios for the six-month period ended June 30, 2006 are as follows:

Annualized
Expense Ratio

Davis Value Portfolio	0.81%
Davis Financial Portfolio	0.84%
Davis Real Estate Portfolio	0.87%

DAVIS VARIABLE ACCOUNT FUND, INC.

EXPENSE EXAMPLE (Unaudited) – (Continued)

The following disclosure provides important information regarding the Funds’ Expense Example. Please refer to this information when reviewing the Expense Example for each Fund.

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is from 01/01/06 to 06/30/06. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the funds. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.03%)

ADVERTISING – (0.26%)
28,400	WPP Group PLC, ADR (United Kingdom)	$1,711,242
AUTOMOBILES & COMPONENTS – (1.75%)
208,200	Harley-Davidson, Inc.	11,428,098
BROADCASTING & CABLE TV – (3.79%)
599,421	Comcast Corp., Special Class A*	19,652,017
21,910	Liberty Media Holding Corp. - Capital, Series A*	1,837,373
132,172	NTL Inc.	3,290,422
		24,779,812
CAPITAL GOODS – (4.11%)
978,558	Tyco International Ltd.	26,910,345
CAPITAL MARKETS – (1.90%)
158,320	Ameriprise Financial, Inc.	7,072,154
65,400	Morgan Stanley	4,133,934
20,900	State Street Corp.	1,214,081
		12,420,169
CATALOG RETAIL – (0.29%)
109,550	Liberty Media Holding Corp. - Interactive, Series A*	1,888,094
COMMERCIAL BANKS – (6.92%)
101,700	Commerce Bancorp, Inc.	3,627,639
1,139,913	HSBC Holdings PLC (United Kingdom)	20,056,941
118,600	Lloyds TSB Group PLC, ADR (United Kingdom)	4,681,142
252,000	Wells Fargo & Co.	16,904,160
		45,269,882
COMMERCIAL SERVICES & SUPPLIES – (0.86%)
80,400	D&B Corp.*	5,602,272
CONSUMER DURABLES & APPAREL – (0.24%)
22,939	Hunter Douglas NV (Netherlands)	1,544,758
CONSUMER FINANCE – (4.49%)
552,100	American Express Co.	29,382,762
CONSUMER SERVICES – (1.59%)
49,000	Apollo Group, Inc., Class A*	2,533,055
328,800	H&R Block, Inc.	7,845,168
		10,378,223
DIVERSIFIED FINANCIAL SERVICES – (7.36%)
294,933	Citigroup Inc.	14,227,568
622,648	JPMorgan Chase & Co.	26,151,216
142,000	Moody’s Corp.	7,733,320
		48,112,104

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (11.84%)
412,642	ConocoPhillips	$27,040,430
234,500	Devon Energy Corp.	14,166,145
199,900	EOG Resources, Inc.	13,861,066
159,300	Occidental Petroleum Corp.	16,336,215
75,300	Transocean Inc.*	6,048,096
		77,451,952
FOOD & STAPLES RETAILING – (6.47%)
507,500	Costco Wholesale Corp.	29,018,850
275,600	Wal-Mart Stores, Inc.	13,275,652
		42,294,502
FOOD, BEVERAGE & TOBACCO – (7.17%)
395,400	Altria Group, Inc.	29,034,222
117,400	Diageo PLC, ADR (United Kingdom)	7,930,370
145,940	Heineken Holding NV (Netherlands)	5,381,541
82,200	Hershey Co.	4,526,754
		46,872,887
HEALTH CARE EQUIPMENT & SERVICES – (3.81%)
102,200	Cardinal Health, Inc.	6,574,526
166,800	Caremark Rx, Inc.	8,318,316
232,200	HCA, Inc.	10,019,430
		24,912,272
HOMEFURNISHING RETAIL – (0.26%)
51,700	Bed Bath & Beyond Inc.*	1,715,148
HOUSEHOLD & PERSONAL PRODUCTS – (1.47%)
87,600	Avon Products, Inc.	2,715,600
124,500	Procter & Gamble Co.	6,922,200
		9,637,800
INSURANCE BROKERS – (0.70%)
132,400	Aon Corp.	4,610,168
INTERNET RETAIL – (0.29%)
45,850	Expedia, Inc.*	687,062
46,050	IAC/InterActiveCorp*	1,220,095
		1,907,157
LIFE & HEALTH INSURANCE – (0.51%)
41,200	Principal Financial Group, Inc.	2,292,780
25,400	Sun Life Financial Inc. (Canada)	1,014,222
		3,307,002

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MATERIALS – (4.02%)
86,300	BHP Billiton PLC (United Kingdom)	$1,674,058
59,000	Martin Marietta Materials, Inc.	5,377,850
30,600	Rio Tinto PLC (United Kingdom)	1,617,781
250,200	Sealed Air Corp.	13,030,416
58,700	Vulcan Materials Co.	4,578,600
		26,278,705
MOVIES & ENTERTAINMENT – (1.61%)
550,000	News Corp., Class A	10,549,000
MULTI-LINE INSURANCE – (5.94%)
436,937	American International Group, Inc.	25,801,130
368,100	Loews Corp.	13,049,145
		38,850,275
PROPERTY & CASUALTY INSURANCE – (6.21%)
235	Berkshire Hathaway Inc., Class A*	21,539,865
42	Berkshire Hathaway Inc., Class B*	127,806
36,600	Chubb Corp.	1,826,340
1,300	Markel Corp.*	451,100
647,600	Progressive Corp. (Ohio)	16,649,796
		40,594,907
PUBLISHING – (1.22%)
30,800	Gannett Co., Inc.	1,722,644
84,700	Lagardere S.C.A. (France)	6,250,963
		7,973,607
REINSURANCE – (0.96%)
112,437	Transatlantic Holdings, Inc.	6,285,228
SOFTWARE & SERVICES – (3.27%)
225,726	Iron Mountain Inc.*	8,437,638
556,200	Microsoft Corp.	12,962,241
		21,399,879
TECHNOLOGY HARDWARE & EQUIPMENT – (1.52%)
184,300	Dell Inc.*	4,507,057
117,400	Hewlett-Packard Co.	3,719,232
84,000	Nokia Oyj, ADR (Finland)	1,701,840
		9,928,129
TELECOMMUNICATION SERVICES – (1.85%)
147,200	SK Telecom Co., Ltd., ADR (South Korea)	3,447,424
432,400	Sprint Nextel Corp.	8,643,676
		12,091,100

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

June 30, 2006 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

THRIFT & MORTGAGE FINANCE – (3.44%)
303,500	Golden West Financial Corp.	$22,519,700
TRANSPORTATION – (1.91%)
1,196,000	China Merchants Holdings International Co., Ltd. (Hong Kong)	3,642,069
1,054,200	Cosco Pacific Ltd. (Hong Kong)	2,334,733
36,500	Kuehne & Nagel International AG, Registered (Switzerland)	2,657,151
46,500	United Parcel Service, Inc., Class B	3,828,345
		12,462,298

Total Common Stock – (identified cost $458,072,250)	641,069,477

CONVERTIBLE BONDS – (0.37%)

TELECOMMUNICATION SERVICES – (0.37%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	2,442,000

SHORT TERM INVESTMENTS – (1.40%)

2,473,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $2,474,088
	(collateralized by: U.S. Government agency mortgage in a pooled cash
	account, 5.00%, 07/01/35, total market value $2,522,460)	2,473,000
2,501,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $2,502,100
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $2,551,020)	2,501,000
4,168,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $4,169,858
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 4.815%-5.469%, 09/01/33-05/01/38, total market
	value $4,251,360)	4,168,000

Total Short Term Investments – (identified cost $9,142,000)	9,142,000

Total Investments – (99.80%) – (identified cost $468,814,250) – (a)	652,653,477
Other Assets Less Liabilities – (0.20%)	1,304,342
Net Assets – (100.00%)	$653,957,819

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS VALUE PORTFOLIO – (Continued)

June 30, 2006 (Unaudited)

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)   Aggregate cost for Federal Income Tax purposes is $470,198,008. At June 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$189,025,364
Unrealized depreciation	(6,569,895)
Net unrealized appreciation	$182,455,469

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (92.99%)

CAPITAL GOODS – (4.34%)
190,000	Tyco International Ltd.	$5,225,000
CAPITAL MARKETS – (3.82%)
102,860	Ameriprise Financial, Inc.	4,594,756
COMMERCIAL BANKS – (10.91%)
179,900	Commerce Bancorp, Inc.	6,417,033
13,300	ICICI Bank Ltd., ADR (India)	314,545
95,300	Wells Fargo & Co.	6,392,724
		13,124,302
COMMERCIAL SERVICES & SUPPLIES – (2.55%)
44,000	D&B Corp.*	3,065,920
CONSUMER FINANCE – (15.43%)
222,800	American Express Co.	11,857,416
117,700	First Marblehead Corp.	6,701,838
		18,559,254
CONSUMER SERVICES – (2.39%)
120,200	H&R Block, Inc.	2,867,972
DIVERSIFIED FINANCIAL SERVICES – (11.11%)
147,048	JPMorgan Chase & Co.	6,176,016
132,000	Moody’s Corp.	7,188,720
		13,364,736
FOOD, BEVERAGE & TOBACCO – (2.86%)
46,800	Altria Group, Inc.	3,436,524
LIFE & HEALTH INSURANCE – (1.72%)
32,600	China Life Insurance Co., Ltd., ADR (China)	2,063,580
MATERIALS – (1.87%)
43,200	Sealed Air Corp.	2,249,856
MULTI-LINE INSURANCE – (10.39%)
100,387	American International Group, Inc.	5,927,853
185,400	Loews Corp.	6,572,430
		12,500,283
PROPERTY & CASUALTY INSURANCE – (9.56%)
52,100	FPIC Insurance Group, Inc.*	2,013,665
13,600	Markel Corp.*	4,719,200
185,400	Progressive Corp. (Ohio)	4,766,634
		11,499,499
REINSURANCE – (10.46%)
33,300	Everest Re Group, Ltd.	2,882,781

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS FINANCIAL PORTFOLIO – (Continued)

June 30, 2006 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

REINSURANCE – (Continued)
173,437	Transatlantic Holdings, Inc.	$9,695,128
		12,577,909
THRIFT & MORTGAGE FINANCE – (5.58%)
90,400	Golden West Financial Corp.	6,707,680

Total Common Stock – (identified cost $81,655,183)	111,837,271

SHORT TERM INVESTMENTS – (6.88%)

$2,237,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $2,237,984
	(collateralized by: U.S. Government agency mortgage in a pooled cash
	account, 5.00%, 07/01/35, total market value $2,281,740)	2,237,000
2,263,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $2,263,996
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $2,308,260)	2,263,000
3,772,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $3,773,682
	(collateralized by: U.S. Government agency mortgages in
	a pooled cash account, 4.815%-5.469%, 09/01/33-05/01/38,
	total market value $3,847,440)	3,772,000

Total Short Term Investments – (identified cost $8,272,000)	8,272,000

Total Investments – (99.87%) – (identified cost $89,927,183) – (a)	120,109,271
Other Assets Less Liabilities – (0.13%)	150,903
Net Assets – (100.00%)	$120,260,174

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $90,243,010. At June 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$31,108,484
Unrealized depreciation	(1,242,223)
Net unrealized appreciation	$29,866,261

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (93.45%)

APARTMENT REITS – (5.63%)
62,200	American Campus Communities, Inc.	$1,545,670
90,800	United Dominion Realty Trust, Inc.	2,543,308
		4,088,978
DIVERSIFIED REITS – (12.02%)
79,700	Cousins Properties, Inc.	2,465,121
73,200	Duke Realty Corp.	2,572,980
105,100	Spirit Finance Corp.	1,183,426
25,731	Vornado Realty Trust.	2,510,059
		8,731,586
HEALTH CARE REITS – (3.12%)
66,900	Ventas, Inc.	2,266,572
MORTGAGE REITS – (1.43%)
40,100	Gramercy Capital Corp.	1,038,590
OFFICE PROPERTY REITS – (21.19%)
41,800	Alexandria Real Estate Equities, Inc.	3,706,824
30,500	Boston Properties, Inc.	2,757,200
43,000	Columbia Equity Trust, Inc.	660,480
72,700	Corporate Office Properties Trust	3,059,216
47,570	SL Green Realty Corp.	5,207,488
		15,391,208
REAL ESTATE OPERATIONS/DEVELOPMENT – (14.96%)
164,700	Brixton PLC (United Kingdom)	1,459,620
37,500	Capital & Regional PLC (United Kingdom)	701,425
33,100	Derwent Valley Holdings PLC (United Kingdom)	959,750
81,900	Forest City Enterprises, Inc., Class A	4,087,629
43,400	Hammerson PLC (United Kingdom)	950,223
55,400	Liberty International PLC (United Kingdom)	1,091,047
25,900	St. Joe Co.	1,205,386
36,100	Slough Estates PLC (United Kingdom)	408,214
		10,863,294
REGIONAL MALL REITS – (10.80%)
81,242	General Growth Properties, Inc.	3,660,765
24,800	Macerich Co.	1,740,960
14,100	Pennsylvania REIT	569,217
22,600	Simon Property Group, Inc.	1,874,444
		7,845,386

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

SHOPPING CENTER REITS – (13.20%)
55,925	Developers Diversified Realty Corp.	$2,918,167
73,000	Kimco Realty Corp.	2,663,770
23,100	Pan Pacific Retail Properties, Inc.	1,602,447
38,700	Regency Centers Corp.	2,405,205
		9,589,589
STORAGE REITS – (1.03%)
39,600	U-Store-It Trust	746,856
TRANSPORTATION – (2.90%)
36,900	Alexander & Baldwin, Inc.	1,633,563
9,000	Florida East Coast Industries, Inc.	470,970
		2,104,533
WAREHOUSE & INDUSTRIAL REITS – (7.17%)
31,900	AMB Property Corp.	1,612,545
68,900	ProLogis	3,591,068
		5,203,613

Total Common Stock – (identified cost $48,798,348)	67,870,205

PREFERRED STOCK – (0.21%)

APARTMENT REITS – (0.21%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	100,000
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	40,984
400	Equity Residential, 9.125%, Series C, Cum. Pfd.	10,028

	Total Preferred Stock – (identified cost $113,921)	151,012

DAVIS VARIABLE ACCOUNT FUND, INC.

SCHEDULE OF INVESTMENTS

DAVIS REAL ESTATE PORTFOLIO – (Continued)

June 30, 2006 (Unaudited)

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (6.08%)

$1,194,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $1,194,525
	(collateralized by: U.S. Government agency mortgage in a pooled cash
	account, 5.00%, 07/01/35, total market value 1,217,880)	$1,194,000
1,208,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $1,208,532
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $1,232,160)	1,208,000
2,013,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $2,013,897
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 4.815%-5.469%, 09/01/33-05/01/38, total market
	value $2,053,260)	2,013,000

Total Short Term Investments – (identified cost $4,415,000)	4,415,000

Total Investments – (99.74%) – (identified cost $53,327,269) – (a)	72,436,217
Other Assets Less Liabilities – (0.26%)	191,934
Net Assets – (100%)	$72,628,151

(a) Aggregate cost for Federal Income Tax purposes is $53,328,977. At June 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$19,791,614
Unrealized depreciation	(684,374)
Net unrealized appreciation	$19,107,240

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

At June 30, 2006 (Unaudited)

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities, at value* (see
accompanying Schedules of Investments)	$652,653,477	$120,109,271	$72,436,217
Cash	151,809	2,103	23,961
Receivables:
Dividends and interest	937,082	102,410	178,259
Capital stock sold	344,825	137,859	68,224
Investment securities sold	1,047,305	–	–
Total assets	655,134,498	120,351,643	72,706,661
LIABILITIES:
Payables:
Capital stock redeemed	151,297	337	21,219
Investment securities purchased	584,634	–	–
Accrued expenses	34,036	14,660	12,796
Accrued management fees	406,712	76,472	44,495
Total liabilities	1,176,679	91,469	78,510
NET ASSETS	$653,957,819	$120,260,174	$72,628,151

SHARES OUTSTANDING (NOTE 4)	49,588,994	8,522,317	3,744,959

NET ASSET VALUE, offering, and
redemption price per share	$13.19	$14.11	$19.39

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$49,589	$8,522	$3,745
Additional paid-in capital	486,176,049	91,575,231	46,618,116
Undistributed net investment income	2,917,135	375,458	514,780
Accumulated net realized gains (losses) from
investments and foreign currency transactions	(19,024,732)	(1,881,125)	6,382,864
Net unrealized appreciation on investments
and foreign currency transactions	183,839,778	30,182,088	19,108,646
Net Assets	$653,957,819	$120,260,174	$72,628,151

* Including cost of $468,814,250, $89,927,183, and $53,327,269 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF OPERATIONS

For the six months ended June 30, 2006 (Unaudited)

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$5,226,147	$659,152	$1,067,486
Interest	319,614	229,618	148,969
Total income	5,545,761	888,770	1,216,455
Expenses:
Management fees (Note 2)	2,420,346	459,899	260,856
Custodian fees	81,324	17,375	17,855
Transfer agent fees	7,231	4,179	3,792
Audit fees	8,400	6,600	6,600
Accounting fees (Note 2)	3,000	3,000	3,000
Legal fees	6,468	1,222	704
Reports to shareholders	26,033	7,748	563
Directors’ fees and expenses	56,022	10,632	6,162
Registration and filing fees	1,753	247	130
Miscellaneous	8,571	4,259	2,976
Total expenses	2,619,148	515,161	302,638
Expenses paid indirectly (Note 5)	(1,103)	(74)	(48)
Net expenses	2,618,045	515,087	302,590
Net investment income	2,927,716	373,683	913,865

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	4,277,343	738,639	4,197,875
Foreign currency transactions	(1,295)	–	781
Net increase in unrealized appreciation on
investments and foreign currency transactions	13,669,177	1,328,637	2,916,160
Net realized and unrealized gain on investments
and foreign currency	17,945,225	2,067,276	7,114,816
Net increase in net assets resulting from
operations	$20,872,941	$2,440,959	$8,028,681

*Net of foreign taxes withheld as follows	$45,674	$–	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended June 30, 2006 (Unaudited)

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
OPERATIONS:
Net investment income	$2,927,716	$373,683	$913,865
Net realized gain from investments and foreign
currency transactions	4,276,048	738,639	4,198,656
Net increase in unrealized appreciation
on investments and foreign currency
transactions	13,669,177	1,328,637	2,916,160
Net increase in net assets resulting from
operations	20,872,941	2,440,959	8,028,681

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income	–	–	(399,085)

CAPITAL SHARE TRANSACTIONS
(NOTE 4)	12,716,022	(6,240,677)	442,138

Total increase (decrease) in net assets	33,588,963	(3,799,718)	8,071,734

NET ASSETS:
Beginning of period	620,368,856	124,059,892	64,556,417
End of period*	$653,957,819	$120,260,174	$72,628,151

* Including undistributed net investment income of	$2,917,135	$375,458	$514,780

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2005

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
OPERATIONS:
Net investment income	$5,683,326	$580,773	$1,046,048
Net realized gain (loss) from investments and
foreign currency transactions	13,734,031	(237,423)	6,109,392
Net increase in unrealized appreciation
on investments and foreign currency
transactions	38,361,868	8,785,860	462,851
Net increase in net assets resulting from
operations	57,779,225	9,129,210	7,618,291

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS FROM:
Net investment income	(5,657,876)	(575,947)	(1,966,578)
Realized gains from investment transactions	–	–	(3,852,094)
Distributions in excess of net investment
income	(262,594)	–	–

CAPITAL SHARE TRANSACTIONS
(NOTE 4)	(116,212,836)	6,232,880	4,478,180

Total increase (decrease) in net assets	(64,354,081)	14,786,143	6,277,799

NET ASSETS:
Beginning of year	684,722,937	109,273,749	58,278,618
End of year*	$620,368,856	$124,059,892	$64,556,417

* Including undistributed (overdistributed) net
investment income of	$(10,581)	$1,775	$–

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. consists of three series of Funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “the Funds”). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Funds. The Funds account separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

A.    VALUATION OF SECURITIES – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. At June 30, 2006, Davis Value Portfolio had $11,000 of post October 2005 foreign currency losses which were deferred. At June 30, 2006, the Davis Value Portfolio and Davis Financial Portfolio had available for Federal Income Tax purposes unused capital loss carryforwards as follows:

	DAVIS	DAVIS
	VALUE	FINANCIAL
	PORTFOLIO	PORTFOLIO
Expiring
12/31/2009	$–	$650,000
12/31/2010	13,524,000	–
12/31/2011	4,776,000	328,000
12/31/2012	3,532,000	926,000
12/31/2013	–	390,000
Total	$21,832,000	$2,294,000

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with its service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Funds’ investment adviser (the “Adviser”). The fee for each of the Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio is 0.75% of the respective Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2006 amounted to $22 for Davis Value Portfolio, $12 for Davis Financial Portfolio, and $11 for Davis Real Estate Portfolio. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2006 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $3,000 for each fund. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2006 were as follows:

	DAVIS	DAVIS	DAVIS
	VALUE	FINANCIAL	REAL ESTATE
	PORTFOLIO	PORTFOLIO	PORTFOLIO
Cost of purchases	$64,599,620	$2,198,793	$18,771,571
Proceeds of sales	$54,004,101	$5,959,862	$13,048,712

DAVIS VARIABLE ACCOUNT FUND, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2006 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2006, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended
	June 30, 2006
	(Unaudited)
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	5,416,348	461,452	377,668
Shares issued in reinvestment of distributions	–	–	20,434
	5,416,348	461,452	398,102
Shares redeemed	(4,398,552)	(912,258)	(378,549)
Net increase (decrease)	1,017,796	(450,806)	19,553

Proceeds from shares sold	$70,085,125	$6,485,616	$7,150,254
Proceeds from shares issued in reinvestment of
distributions	–	–	399,085
	70,085,125	6,485,616	7,549,339
Cost of shares redeemed	(57,369,103)	(12,726,293)	(7,107,201)
Net increase (decrease)	$12,716,022	$(6,240,677)	$442,138

	Year ended December 31, 2005
	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Shares sold	4,065,366	1,618,956	920,196
Shares issued in reinvestment of distributions	461,408	41,615	336,339
	4,526,774	1,660,571	1,256,535
Shares redeemed	(14,059,706)	(1,210,021)	(999,380)
Net increase (decrease)	(9,532,932)	450,550	257,155

Proceeds from shares sold	$48,943,534	$20,994,555	$15,523,664
Proceeds from shares issued in reinvestment of
distributions	5,919,855	575,947	5,818,672
	54,863,389	21,570,502	21,342,336
Cost of shares redeemed	(171,076,225)	(15,337,622)	(16,864,156)
Net increase (decrease)	$(116,212,836)	$6,232,880	$4,478,180

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, each Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $1,103, $74, and $48 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio, respectively, during the six months ended June 30, 2006.

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS VALUE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2006	Year ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of
Period	$12.77	$11.78	$10.57	$8.20	$9.87	$11.06

Income (Loss) From Investment
Operations:
Net Investment Income	0.06	0.12	0.09	0.07	0.06	0.04
Net Realized and Unrealized
Gains (Losses)	0.36	0.99	1.21	2.37	(1.66)	(1.19)
Total From Investment
Operations	0.42	1.11	1.30	2.44	(1.60)	(1.15)

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.11)	(0.09)	(0.07)	(0.06)	(0.04)
Return of Capital	–	–	– [3]	–	(0.01)	– [3]
Distributions in Excess of Net
Investment Income	–	(0.01)	–	–	–	–
Total Dividends and
Distributions	–	(0.12)	(0.09)	(0.07)	(0.07)	(0.04)

Net Asset Value, End of Period	$13.19	$12.77	$11.78	$10.57	$8.20	$9.87

Total Return[1]	3.29%	9.44%	12.33%	29.76%	(16.26)%	(10.39)%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$653,958	$620,369	$684,723	$485,002	$283,039	$278,958
Ratio of Expenses to Average
Net Assets	0.81%*	0.81%	0.81%	0.82%	0.83%	0.87%
Ratio of Net Investment Income
to Average Net Assets	0.91%*	0.87%	0.87%	0.90%	0.70%	0.55%
Portfolio Turnover Rate[2]	8%	14%	4%	7%	24%	18%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Less than $0.005 per share.

*    Annualized.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS FINANCIAL PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2006	Year ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of
Period	$13.83	$12.82	$11.66	$8.85	$10.67	$11.91

Income (Loss) From Investment
Operations:
Net Investment Income	0.04	0.07	0.04	0.04	0.02	–
Net Realized and Unrealized
Gains (Losses)	0.24	1.00	1.16	2.81	(1.82)	(1.24)
Total From Investment
Operations	0.28	1.07	1.20	2.85	(1.80)	(1.24)

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.06)	(0.04)	(0.04)	(0.02)	–	[3]
Return of Capital	–	–	–	–	–	–	[3]
Total Dividends and
Distributions	–	(0.06)	(0.04)	(0.04)	(0.02)	–

Net Asset Value, End of Period	$14.11	$13.83	$12.82	$11.66	$8.85	$10.67

Total Return[1]	2.02%	8.38%	10.32%	32.15%	(16.84)%	(10.37)%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$120,260	$124,060	$109,274	$71,179	$31,709	$24,587
Ratio of Expenses to Average
Net Assets	0.84%*	0.85%	0.85%	0.90%	0.99%	1.00%[4]
Ratio of Net Investment Income
to Average Net Assets	0.61%*	0.52%	0.40%	0.48%	0.32%	0.04%
Portfolio Turnover Rate[2]	2%	21%	6%	10%	23%	24%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.

[4]	Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.04% for 2001.

*	Annualized.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FINANCIAL HIGHLIGHTS

DAVIS REAL ESTATE PORTFOLIO

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2006	Year ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of
Period	$17.33	$16.80	$13.47	$10.49	$10.35	$10.38

Income From Investment
Operations:
Net Investment Income	0.24	0.30	0.34	0.44	0.36	0.36
Net Realized and Unrealized
Gains	1.93	1.86	4.07	3.34	0.25	0.19
Total From Investment
Operations	2.17	2.16	4.41	3.78	0.61	0.55

Dividends and Distributions:
Dividends from Net Investment
Income	(0.11)	(0.54)	(0.48)	(0.55)	(0.36)	(0.36)
Return of Capital	–	–	–	–	(0.11)	(0.07)
Distributions from Realized
Gains	–	(1.09)	(0.60)	(0.25)	–	(0.11)
Distributions in Excess of Net
Investment Income	–	–	–	–	–	(0.04)
Total Dividends and
Distributions	(0.11)	(1.63)	(1.08)	(0.80)	(0.47)	(0.58)

Net Asset Value, End of Period	$19.39	$17.33	$16.80	$13.47	$10.49	$10.35

Total Return[1]	12.50%	13.14%	33.35%	36.79%	5.89%	5.50%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$72,628	$64,556	$58,279	$35,663	$18,806	$10,029
Ratio of Expenses to Average
Net Assets	0.87%*	0.87%	0.89%	0.98%	1.00%[3]	1.00%[3]
Ratio of Net Investment Income
to Average Net Assets	2.63%*	1.71%	2.30%	3.74%	3.54%	3.70%
Portfolio Turnover Rate[2]	20%	28%	32%	22%	52%	45%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.10% and 1.39% for 2002 and 2001, respectively.

*	Annualized.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N–Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com, or on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions, which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2006 board meeting, the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements are in the best interests of the Funds and their shareholders. The Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2006 board meeting.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

While the investment performance of each Fund is certainly relevant to an evaluation of the nature, extent and quality of services provided, the Independent Directors also considered the full range of services, which Davis Advisors provides to the Funds and their shareholders, including:

1.	achieving satisfactory investment results over the long-term after all costs;
2.	providing investor education materials that help to foster healthy investor behavior; and
3.	managing third party service providers, accounting, legal and compliance services.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of the fund’s results, as well as the shareholders’ behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for shareholders over time.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors observed that Davis Advisors has consistently demonstrated a shareholder orientation. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity. Shareholders buying the Davis Funds do so primarily to gain access to Davis Advisors’ investment expertise and shareholder orientation.

For 2005, Davis Advisors was honored as Domestic-Stock Fund Manager of the Year by Morningstar. In the press release, Kunal Kapoor, director of fund analysis for Morningstar, says that Davis Advisors "sets the bar for others in the industry. At a time when other firms don't always do what is best for their shareholders, it’s refreshing to see a firm so committed to the long-term welfare of fundholders."

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Davis Funds should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over the longer-term; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider, (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and, if applicable, breakpoints of the various Davis Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale would be realized as the Fund grows, and whether the fee level reflects those economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors concluded that Davis Advisors had provided the Funds and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio out-performed its benchmark, the Standard & Poor’s 500® Index, and exceeded the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Davis Value Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the fixed advisory fee schedule for Davis Value Portfolio. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio out-performed its benchmark, the Standard & Poor’s 500® Index, and under-performed the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Davis Financial Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the fixed advisory fee schedule for Davis Financial Portfolio. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio trailed its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and matched the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Davis Real Estate Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the fixed advisory fee schedule for Davis Real Estate Portfolio. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

DAVIS VARIABLE ACCOUNT FUND, INC.

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Approval of Advisory Arrangements

The Independent Directors determined that the advisory fees for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio were reasonable in light of the nature, quality and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Funds and their shareholders. The Independent Directors therefore recommended continuation of the advisory agreements.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises, Member, Investment Committee for Microgeneration Technology Fund, UTECH Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors - Continued

D. James Guzy (3/7/36)	Director	Director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired, Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	12	none

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Ltd., (engineering).	12	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors - Continued

Theodore B. Smith, Jr. (12/23/32)	Director	Director since 1994	Chairman, John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	12	none

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex
Name	Held With	Time	During Past Five	Overseen by	Other Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Inside Directors* - Continued

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998. Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

DAVIS VARIABLE ACCOUNT FUND, INC.

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President – Davis Value Portfolio, Davis Financial
Thomas S. Gayner	Portfolio, & Vice President – Davis Real Estate Portfolio
Jerry D. Geist	Andrew A. Davis
D. James Guzy	President – Davis Real Estate Portfolio,
G. Bernard Hamilton	Vice President – Davis Value Portfolio, Davis Financial
Samuel H. Iapalucci	Portfolio
Robert P. Morgenthau	Kenneth C. Eich
Theodore B. Smith, Jr.	Executive Vice President & Principal
Christian R. Sonne	Executive Officer
Marsha Williams	Sharra L. Reed
Vice President & Chief Compliance Officer
Douglas A. Haines
Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Variable Account Funds, Inc. including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge upon request by calling 1-800-279-0279, or on the Funds’ website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

Management's Discussion and Analysis	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	17

Fund Information	18

Directors Approval of Advisory Agreements	19

Directors and Officers	22

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 2.71%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 2.5% in the second quarter after increasing 5.6% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4% and ended the second quarter at about 5.1%.

Davis Value Portfolio

Performance Overview

Davis Value Portfolio returned 3.29% for the six-month period ended June 30, 20062, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 2.71%.

Consumer staple companies were the most important contributors3 to the Portfolio’s performance over the six-month period. The Portfolio holds a significant investment in these companies and this sector out-performed the Index. Costco Wholesale4 was among the top contributors to performance.

Energy companies and banking companies also made important contributions to performance. Two energy companies, Occidental Petroleum and ConocoPhillips, and three banking companies, HSBC Holdings, Wells Fargo, and Golden West Financial, were among the top contributors to performance.

Insurance companies were the most important detractors from the Portfolio’s performance over the six-month period. The Portfolio holds a significant investment in insurance companies and this sector under-performed the Index. While Loews was among the Portfolio’s top contributors to performance, American International Group, Progressive, and Transatlantic Holdings were among the top detractors from performance.

Information technology companies and health care companies also detracted from performance. Three information technology companies, Microsoft, Iron Mountain, and Dell, and one health care company, HCA, were among the top detractors from performance.

Other individual companies making important contributions to performance included Comcast, a broadcasting and cable TV company, News Corp., a movie and entertainment company, and JPMorgan Chase, a diversified financial services company. Other individual companies detracting from performance included Sprint Nextel, a telecommunication services company, Moody’s, a diversified financial services company, and Sealed Air, a materials company.

The Portfolio had approximately 10% of its assets invested in foreign companies at June 30, 2006. As a group, the foreign companies owned by the Portfolio out-performed the S&P 500® Index over the six-month period.

2

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk, (2) company risk, (3) financial services risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

1     The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

2     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2006.

			FUND INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Value Portfolio	11.62%	5.75%	4.78%
Standard & Poor’s 500® Index	8.63%	2.49%	0.38%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3     A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4     This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

3

DAVIS VALUE PORTFOLIO

FUND OVERVIEW

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Long Term Portfolio)

			Fund	S&P 500®
Common Stock	98.0%	Insurance	14.5%	4.7%
Short Term Investments,		Diversified Financials	14.0%	9.9%
Convertible Bonds,		Energy	12.0%	10.2%
Other Assets & Liabilities	2.0%	Banks	10.5%	5.9%
	100.0%	Food, Beverage & Tobacco	7.3%	4.8%
		Media	7.0%	3.4%
		Food & Staples Retailing	6.6%	2.4%
		Technology	4.9%	14.9%
		Materials	4.1%	3.1%
		Capital Goods	4.2%	8.9%
		Health Care	3.9%	12.3%
		Other	3.5%	12.0%
		Telecommunication Services	2.2%	3.3%
		Transportation	1.9%	2.0%
		Automobiles & Components	1.8%	0.5%
		Consumer Services	1.6%	1.7%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	4.49%
Altria Group, Inc.	Food, Beverage & Tobacco	4.44%
Costco Wholesale Corp.	Food & Staples Retailing	4.44%
ConocoPhillips	Energy	4.13%
Tyco International Ltd.	Capital Goods	4.11%
JPMorgan Chase & Co.	Diversified Financial Services	4.00%
American International Group, Inc.	Multi-Line Insurance	3.95%
Golden West Financial Corp.	Thrift & Mortgage Finance	3.44%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	3.29%
HSBC Holdings PLC	Commercial Banks	3.07%

4

DAVIS VALUE PORTFOLIO

EXPENSE EXAMPLE (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 01/01/06 to 06/30/06. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/06)	(06/30/06)	(01/01/06-06/30/06)
Davis Value Portfolio
Actual	$1,000.00	$1,032.90	$4.08
Hypothetical	$1,000.00	$1,020.78	$4.06

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized expense ratio (0.81%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (98.03%)

ADVERTISING – (0.26%)
28,400	WPP Group PLC, ADR (United Kingdom)	$1,711,242
AUTOMOBILES & COMPONENTS – (1.75%)
208,200	Harley-Davidson, Inc.	11,428,098
BROADCASTING & CABLE TV – (3.79%)
599,421	Comcast Corp., Special Class A*	19,652,017
21,910	Liberty Media Holding Corp. - Capital, Series A*	1,837,373
132,172	NTL Inc.	3,290,422
		24,779,812
CAPITAL GOODS – (4.11%)
978,558	Tyco International Ltd.	26,910,345
CAPITAL MARKETS – (1.90%)
158,320	Ameriprise Financial, Inc.	7,072,154
65,400	Morgan Stanley	4,133,934
20,900	State Street Corp.	1,214,081
		12,420,169
CATALOG RETAIL – (0.29%)
109,550	Liberty Media Holding Corp. - Interactive, Series A*	1,888,094
COMMERCIAL BANKS – (6.92%)
101,700	Commerce Bancorp, Inc.	3,627,639
1,139,913	HSBC Holdings PLC (United Kingdom)	20,056,941
118,600	Lloyds TSB Group PLC, ADR (United Kingdom)	4,681,142
252,000	Wells Fargo & Co.	16,904,160
		45,269,882
COMMERCIAL SERVICES & SUPPLIES – (0.86%)
80,400	D&B Corp.*	5,602,272
CONSUMER DURABLES & APPAREL – (0.24%)
22,939	Hunter Douglas NV (Netherlands)	1,544,758
CONSUMER FINANCE – (4.49%)
552,100	American Express Co.	29,382,762
CONSUMER SERVICES – (1.59%)
49,000	Apollo Group, Inc., Class A*	2,533,055
328,800	H&R Block, Inc.	7,845,168
		10,378,223
DIVERSIFIED FINANCIAL SERVICES – (7.36%)
294,933	Citigroup Inc.	14,227,568
622,648	JPMorgan Chase & Co.	26,151,216
142,000	Moody’s Corp.	7,733,320
		48,112,104

6

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

ENERGY – (11.84%)
412,642	ConocoPhillips	$27,040,430
234,500	Devon Energy Corp.	14,166,145
199,900	EOG Resources, Inc.	13,861,066
159,300	Occidental Petroleum Corp.	16,336,215
75,300	Transocean Inc.*	6,048,096
		77,451,952
FOOD & STAPLES RETAILING – (6.47%)
507,500	Costco Wholesale Corp.	29,018,850
275,600	Wal-Mart Stores, Inc.	13,275,652
		42,294,502
FOOD, BEVERAGE & TOBACCO – (7.17%)
395,400	Altria Group, Inc.	29,034,222
117,400	Diageo PLC, ADR (United Kingdom)	7,930,370
145,940	Heineken Holding NV (Netherlands)	5,381,541
82,200	Hershey Co.	4,526,754
		46,872,887
HEALTH CARE EQUIPMENT & SERVICES – (3.81%)
102,200	Cardinal Health, Inc.	6,574,526
166,800	Caremark Rx, Inc.	8,318,316
232,200	HCA, Inc.	10,019,430
		24,912,272
HOMEFURNISHING RETAIL – (0.26%)
51,700	Bed Bath & Beyond Inc.*	1,715,148
HOUSEHOLD & PERSONAL PRODUCTS – (1.47%)
87,600	Avon Products, Inc.	2,715,600
124,500	Procter & Gamble Co.	6,922,200
		9,637,800
INSURANCE BROKERS – (0.70%)
132,400	Aon Corp.	4,610,168
INTERNET RETAIL – (0.29%)
45,850	Expedia, Inc.*	687,062
46,050	IAC/InterActiveCorp*	1,220,095
		1,907,157
LIFE & HEALTH INSURANCE – (0.51%)
41,200	Principal Financial Group, Inc.	2,292,780
25,400	Sun Life Financial Inc. (Canada)	1,014,222
		3,307,002

7

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

MATERIALS – (4.02%)
86,300	BHP Billiton PLC (United Kingdom)	$1,674,058
59,000	Martin Marietta Materials, Inc.	5,377,850
30,600	Rio Tinto PLC (United Kingdom)	1,617,781
250,200	Sealed Air Corp.	13,030,416
58,700	Vulcan Materials Co.	4,578,600
		26,278,705
MOVIES & ENTERTAINMENT – (1.61%)
550,000	News Corp., Class A	10,549,000
MULTI-LINE INSURANCE – (5.94%)
436,937	American International Group, Inc.	25,801,130
368,100	Loews Corp.	13,049,145
		38,850,275
PROPERTY & CASUALTY INSURANCE – (6.21%)
235	Berkshire Hathaway Inc., Class A*	21,539,865
42	Berkshire Hathaway Inc., Class B*	127,806
36,600	Chubb Corp.	1,826,340
1,300	Markel Corp.*	451,100
647,600	Progressive Corp. (Ohio)	16,649,796
		40,594,907
PUBLISHING – (1.22%)
30,800	Gannett Co., Inc.	1,722,644
84,700	Lagardere S.C.A. (France)	6,250,963
		7,973,607
REINSURANCE – (0.96%)
112,437	Transatlantic Holdings, Inc.	6,285,228
SOFTWARE & SERVICES – (3.27%)
225,726	Iron Mountain Inc.*	8,437,638
556,200	Microsoft Corp.	12,962,241
		21,399,879
TECHNOLOGY HARDWARE & EQUIPMENT – (1.52%)
184,300	Dell Inc.*	4,507,057
117,400	Hewlett-Packard Co.	3,719,232
84,000	Nokia Oyj, ADR (Finland)	1,701,840
		9,928,129
TELECOMMUNICATION SERVICES – (1.85%)
147,200	SK Telecom Co., Ltd., ADR (South Korea)	3,447,424
432,400	Sprint Nextel Corp.	8,643,676
		12,091,100

8

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2006 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

THRIFT & MORTGAGE FINANCE – (3.44%)
303,500	Golden West Financial Corp.	$22,519,700
TRANSPORTATION – (1.91%)
1,196,000	China Merchants Holdings International Co., Ltd. (Hong Kong)	3,642,069
1,054,200	Cosco Pacific Ltd. (Hong Kong)	2,334,733
36,500	Kuehne & Nagel International AG, Registered (Switzerland)	2,657,151
46,500	United Parcel Service, Inc., Class B	3,828,345
		12,462,298

Total Common Stock – (identified cost $458,072,250)	641,069,477

CONVERTIBLE BONDS – (0.37%)

TELECOMMUNICATION SERVICES – (0.37%)
$1,600,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $1,600,000)	2,442,000

SHORT TERM INVESTMENTS – (1.40%)

2,473,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $2,474,088
	(collateralized by: U.S. Government agency mortgage in a pooled cash
	account, 5.00%, 07/01/35, total market value $2,522,460)	2,473,000
2,501,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $2,502,100
	(collateralized by: U.S. Government agency mortgages in a pooled
	cash account, 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $2,551,020)	2,501,000
4,168,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $4,169,858
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 4.815%-5.469%, 09/01/33-05/01/38, total market
	value $4,251,360)	4,168,000

Total Short Term Investments – (identified cost $9,142,000)	9,142,000

Total Investments – (99.80%) – (identified cost $468,814,250) – (a)	652,653,477
Other Assets Less Liabilities – (0.20%)	1,304,342
Net Assets – (100.00%)	$653,957,819

9

DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2006 (Unaudited)

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)  Aggregate cost for Federal Income Tax purposes is $470,198,008. At June 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$189,025,364
Unrealized depreciation	(6,569,895)
Net unrealized appreciation	$182,455,469

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2006 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $468,814,250)	$652,653,477
Cash	151,809
Receivables:
Dividends and interest	937,082
Capital stock sold	344,825
Investment securities sold	1,047,305
Total assets	655,134,498
LIABILITIES:
Payables:
Capital stock redeemed	151,297
Investment securities purchased	584,634
Accrued expenses	34,036
Accrued management fees	406,712
Total liabilities	1,176,679
NET ASSETS	$653,957,819

SHARES OUTSTANDING (NOTE 4)	49,588,994

NET ASSET VALUE, offering, and redemption price per share
(Net Assets ÷ Shares Outstanding)	$13.19

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$49,589
Additional paid-in capital	486,176,049
Undistributed net investment income	2,917,135
Accumulated net realized loss from investments and foreign currency transactions	(19,024,732)
Net unrealized appreciation on investments and foreign currency transactions	183,839,778
Net Assets	$653,957,819

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends (Net of foreign withholding taxes of $45,674)		$5,226,147
Interest		319,614
Total income		5,545,761

Expenses:
Management fees (Note 2)	$2,420,346
Custodian fees	81,324
Transfer agent fees	7,231
Audit fees	8,400
Accounting fees (Note 2)	3,000
Legal fees	6,468
Reports to shareholders	26,033
Directors’ fees and expenses	56,022
Registration and filing fees	1,753
Miscellaneous	8,571
Total expenses		2,619,148
Expenses paid indirectly (Note 5)		(1,103)
Net expenses		2,618,045
Net investment income		2,927,716

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions		4,277,343
Foreign currency transactions		(1,295)
Net increase in unrealized appreciation on investments and foreign currency
transactions		13,669,177
Net realized and unrealized gain on investments and foreign currency
transactions		17,945,225
Net increase in net assets resulting from operations		$20,872,941

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
OPERATIONS:
Net investment income	$2,927,716	$5,683,326
Net realized gain from investments and foreign
currency transactions	4,276,048	13,734,031
Net increase in unrealized appreciation on investments and
foreign currency transactions	13,669,177	38,361,868
Net increase in net assets resulting from operations	20,872,941	57,779,225

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	–	(5,657,876)
Distributions in excess of net investment income	–	(262,594)

CAPITAL SHARE TRANSACTIONS (NOTE 4)	12,716,022	(116,212,836)

Total increase (decrease) in net assets	33,588,963	(64,354,081)

NET ASSETS:
Beginning of period	620,368,856	684,722,937
End of period*	$653,957,819	$620,368,856

*Including undistributed (overdistributed) net
investment income of	$2,917,135	$(10,581)

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.    VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements, until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

14

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. At June 30, 2006, the Fund had $11,000 of post October 2005 foreign currency losses which were deferred. At June 30, 2006, the Fund had available for Federal Income Tax purposes unused capital loss carryforwards of $13,524,000, $4,776,000, and $3,532,000, which expire in 2010, 2011, and 2012, respectively.

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

15

DAVIS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2006 (Unaudited)

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Fund’s investment adviser (the “Adviser”) at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2006 amounted to $22. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2006 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2006 were $64,599,620 and $54,004,101, respectively.

NOTE 4 - CAPITAL STOCK

At June 30, 2006, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005
Shares sold	5,416,348	4,065,366
Shares issued in reinvestment of distributions	–	461,408
	5,416,348	4,526,774
Shares redeemed	(4,398,552)	(14,059,706)
Net increase (decrease)	1,017,796	(9,532,932)

Proceeds from shares sold	$70,085,125	$48,943,534
Proceeds from shares issued in reinvestment of distributions	–	5,919,855
	70,085,125	54,863,389
Cost of shares redeemed	(57,369,103)	(171,076,225)
Net increase (decrease)	$12,716,022	$(116,212,836)

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, the Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1,103 during the six months ended June 30, 2006.

16

DAVIS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2006	Year ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of
Period	$12.77	$11.78	$10.57	$8.20	$9.87	$11.06

Income (Loss) From Investment
Operations:
Net Investment Income	0.06	0.12	0.09	0.07	0.06	0.04
Net Realized and Unrealized
Gains (Losses)	0.36	0.99	1.21	2.37	(1.66)	(1.19)
Total From Investment
Operations	0.42	1.11	1.30	2.44	(1.60)	(1.15)

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.11)	(0.09)	(0.07)	(0.06)	(0.04)
Return of Capital	–	–	– [3]	–	(0.01)	– [3]
Distributions in Excess of Net
Investment Income	–	(0.01)	–	–	–	–
Total Dividends and
Distributions	–	(0.12)	(0.09)	(0.07)	(0.07)	(0.04)

Net Asset Value, End of Period	$13.19	$12.77	$11.78	$10.57	$8.20	$9.87

Total Return[1]	3.29%	9.44%	12.33%	29.76%	(16.26)%	(10.39)%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$653,958	$620,369	$684,723	$485,002	$283,039	$278,958
Ratio of Expenses to Average
Net Assets	0.81%*	0.81%	0.81%	0.82%	0.83%	0.87%
Ratio of Net Investment Income
to Average Net Assets	0.91%*	0.87%	0.87%	0.90%	0.70%	0.55%
Portfolio Turnover Rate[2]	8%	14%	4%	7%	24%	18%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.
*	Annualized.

See Notes to Financial Statements

17

DAVIS VALUE PORTFOLIO

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N–Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

DAVIS VALUE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions, which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2006 board meeting, the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements are in the best interests of the Fund and their shareholders. The Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2006 board meeting.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

While the investment performance of each Fund is certainly relevant to an evaluation of the nature, extent and quality of services provided, the Independent Directors also considered the full range of services, which Davis Advisors provides to the Funds and their shareholders, including:

1.	achieving satisfactory investment results over the long-term after all costs;
2.	providing investor education materials that help to foster healthy investor behavior; and
3.	managing third party service providers, accounting, legal and compliance services.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of the fund’s results, as well as the shareholders’ behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for shareholders over time.

19

DAVIS VALUE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors observed that Davis Advisors has consistently demonstrated a shareholder orientation. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity. Shareholders buying the Davis Funds do so primarily to gain access to Davis Advisors’ investment expertise and shareholder orientation.

For 2005, Davis Advisors was honored as Domestic-Stock Fund Manager of the Year by Morningstar. In the press release, Kunal Kapoor, director of fund analysis for Morningstar, says that Davis Advisors "sets the bar for others in the industry. At a time when other firms don't always do what is best for their shareholders, it’s refreshing to see a firm so committed to the long-term welfare of fundholders."

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Davis Funds should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over the longer-term; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider, (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and, if applicable, breakpoints of the various Davis Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale would be realized as the Fund grows, and whether the fee level reflects those economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

20

DAVIS VALUE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors concluded that Davis Advisors had provided the Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

Davis Value Portfolio

The Independent Directors noted that Davis Value Portfolio out-performed its benchmark, the Standard & Poor’s 500® Index, and exceeded the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Davis Value Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the fixed advisory fee schedule for Davis Value Portfolio. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors determined that the advisory fees for Davis Value Portfolio were reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and their shareholders. The Independent Directors therefore recommended continuation of the advisory agreements.

21

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises, Member, Investment Committee for Microgeneration Technology Fund, UTECH Funds.

22

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

D. James Guzy (3/7/36)	Director	Director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired, Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	12	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Ltd., (engineering).	12	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

23

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors – (Continued)

Theodore B. Smith, Jr. (12/23/32)	Director	Director since 1994	Chairman, John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	12	none

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

24

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Inside Directors*

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998. Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

25

DAVIS VALUE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
Thomas S. Gayner	Andrew A. Davis
Jerry D. Geist	Vice President
D. James Guzy	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President & Principal
Samuel H. Iapalucci	Executive Officer
Robert P. Morgenthau	Sharra L. Reed
Theodore B. Smith, Jr.	Vice President & Chief Compliance Officer
Christian R. Sonne	Douglas A. Haines
Marsha Williams	Vice President & Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Seyfarth Shaw LLP
131 South Dearborn Street, Suite 2400
Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202

For more information about Davis Value Portfolio including management fee, charges and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279, or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Funds’ website at www.davisfunds.com.

26

Management's Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	16

Fund Information	17

Director Approval of Advisory Agreement	18

Directors and Officers	21

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 2.71%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 2.5% in the second quarter after increasing 5.6% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4% and ended the second quarter at about 5.1%.

Davis Financial Portfolio

Performance Overview

Davis Financial Portfolio returned 2.02% for the six-month period ended June 30, 20062, compared to its benchmark, the Standard & Poor’s 500® Index1, which returned 2.71%.

Financial service companies, as a whole, turned in a stronger performance than the S&P 500® Index. The specific financial service companies, which the Portfolio owned, out-performed the majority of financial service companies in the Index. The Portfolio’s non-financial holdings overall detracted from performance over the six-month period.

Diversified financial companies were the most important contributors3 to the Portfolio’s performance over the six-month period. The Portfolio holds a significant investment in these companies and this sector out-performed the Index. First Marblehead4, American Express, JPMorgan Chase, and Ameriprise Financial were among the top contributors to performance. Moody’s was among the top detractors from performance.

Banking companies were also important contributors to the Portfolio’s performance over the six-month period. Golden West Financial, Wells Fargo, and Commerce Bancorp were among the top contributors to performance. ICICI Bank was among the top detractors from performance.

Insurance companies were the most important detractors from the Portfolio’s performance over the six-month period. Insurance companies represent the Portfolio’s largest holdings and this sector under-performed the Index. While Loews, China Life, and Markel were among the Portfolio’s top contributors to performance, American International Group, Progressive, Transatlantic Holdings, and Everest Re Group were among the top detractors from performance.

Among the Portfolio’s non-financial holdings, Tyco International, a capital goods company, Sealed Air, a materials company, and H&R Block, a consumer services company, were among the top detractors from performance.

______________________________

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Financial Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

2

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the index.

2     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2006.

			PORTFOLIO'S
			INCEPTION
	1-YEAR	5-YEAR	(July 1, 1999)
Davis Financial Portfolio	13.59%	4.45%	5.56%
Standard & Poor’s 500® Index	8.63%	2.49%	0.38%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3     A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

4     This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS FINANCIAL PORTFOLIO

FUND OVERVIEW

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

			Fund	S&P 500®
Common Stock	93.0%	Insurance	34.5%	4.7%
Short Term Investments,		Diversified Financials	32.7%	9.9%
Other Assets & Liabilities	7.0%	Banks	17.7%	5.9%
	100.0%	Capital Goods	4.7%	8.9%
		Food, Beverage & Tobacco	3.1%	4.8%
		Commercial Services & Supplies	2.7%	0.7%
		Consumer Services	2.6%	1.7%
		Materials	2.0%	3.1%
		Technology	–	14.9%
		Health Care	–	12.3%
		Energy	–	10.2%
		Other	–	22.9%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
American Express Co.	Consumer Finance	9.86%
Transatlantic Holdings, Inc.	Reinsurance	8.06%
Moody’s Corp.	Diversified Financial Services	5.98%
Golden West Financial Corp.	Thrift & Mortgage Finance	5.58%
First Marblehead Corp.	Consumer Finance	5.57%
Loews Corp.	Multi-Line Insurance	5.46%
Commerce Bancorp, Inc.	Commercial Banks	5.34%
Wells Fargo & Co.	Commercial Banks	5.32%
JPMorgan Chase & Co.	Diversified Financial Services	5.13%
American International Group, Inc.	Multi-Line Insurance	4.93%

5

DAVIS FINANCIAL PORTFOLIO

EXPENSE EXAMPLE (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 01/01/06 to 06/30/06. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/06)	(06/30/06)	(01/01/06-06/30/06)
Davis Financial Portfolio
Actual	$1,000.00	$1,020.25	$4.21
Hypothetical	$1,000.00	$1,020.63	$4.21

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized expense ratio (0.84%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (92.99%)

CAPITAL GOODS – (4.34%)
190,000	Tyco International Ltd.	$5,225,000
CAPITAL MARKETS – (3.82%)
102,860	Ameriprise Financial, Inc.	4,594,756
COMMERCIAL BANKS – (10.91%)
179,900	Commerce Bancorp, Inc.	6,417,033
13,300	ICICI Bank Ltd., ADR (India)	314,545
95,300	Wells Fargo & Co.	6,392,724
		13,124,302
COMMERCIAL SERVICES & SUPPLIES – (2.55%)
44,000	D&B Corp.*	3,065,920
CONSUMER FINANCE – (15.43%)
222,800	American Express Co.	11,857,416
117,700	First Marblehead Corp.	6,701,838
		18,559,254
CONSUMER SERVICES – (2.39%)
120,200	H&R Block, Inc.	2,867,972
DIVERSIFIED FINANCIAL SERVICES – (11.11%)
147,048	JPMorgan Chase & Co.	6,176,016
132,000	Moody’s Corp.	7,188,720
		13,364,736
FOOD, BEVERAGE & TOBACCO – (2.86%)
46,800	Altria Group, Inc.	3,436,524
LIFE & HEALTH INSURANCE – (1.72%)
32,600	China Life Insurance Co., Ltd., ADR (China)	2,063,580
MATERIALS – (1.87%)
43,200	Sealed Air Corp.	2,249,856
MULTI-LINE INSURANCE – (10.39%)
100,387	American International Group, Inc.	5,927,852
185,400	Loews Corp.	6,572,430
		12,500,282
PROPERTY & CASUALTY INSURANCE – (9.56%)
52,100	FPIC Insurance Group, Inc.*	2,013,665
13,600	Markel Corp.*	4,719,200
185,400	Progressive Corp. (Ohio)	4,766,634
		11,499,499
REINSURANCE – (10.46%)
33,300	Everest Re Group, Ltd.	2,882,781

7

DAVIS FINANCIAL PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2006 (Unaudited)

Value
Shares/Principal	Security	(Note 1)
COMMON STOCK – (Continued)

REINSURANCE – (Continued)
173,437	Transatlantic Holdings, Inc.	$9,695,128
		12,577,909
THRIFT & MORTGAGE FINANCE – (5.58%)
90,400	Golden West Financial Corp.	6,707,680

Total Common Stock – (identified cost $81,655,183)	111,837,271

SHORT TERM INVESTMENTS – (6.88%)

$2,237,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $2,237,984
	(collateralized by: U.S. Government agency mortgage in a pooled cash
	account, 5.00%, 07/01/35, total market value $2,281,740)	2,237,000
2,263,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $2,263,996
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $2,308,260)	2,263,000
3,772,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $3,773,682
	(collateralized by: U.S. Government agency mortgages in
	a pooled cash account, 4.815%-5.469%, 09/01/33-05/01/38,
	total market value $3,847,440)	3,772,000

Total Short Term Investments – (identified cost $8,272,000)	8,272,000

Total Investments – (99.87%) – (identified cost $89,927,183) – (a)	120,109,271
Other Assets Less Liabilities – (0.13%)	150,903
Net Assets – (100.00%)	$120,260,174

*Non-Income Producing Security.

ADR: American Depository Receipt

(a)   Aggregate cost for Federal Income Tax purposes is $90,243,010. At June 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$31,108,484
Unrealized depreciation	(1,242,223)
Net unrealized appreciation	$29,866,261

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2006 (Unaudited)

ASSETS:
Investments in securities, at value (see accompanying Schedule of Investments)
(identified cost $89,927,183)	$120,109,271
Cash	2,103
Receivables:
Dividends and interest	102,410
Capital stock sold	137,859
Total assets	120,351,643
LIABILITIES:
Payables:
Capital stock redeemed	337
Accrued expenses	14,660
Accrued management fees	76,472
Total liabilities	91,469
NET ASSETS	$120,260,174

SHARES OUTSTANDING (NOTE 4)	8,522,317

NET ASSET VALUE, offering and redemption price per share
(Net Assets ÷ Shares Outstanding)	$14.11

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$8,522
Additional paid-in capital	91,575,231
Undistributed net investment income	375,458
Accumulated net realized losses from investments and foreign currency transactions	(1,881,125)
Net unrealized appreciation on investments and foreign currency transactions	30,182,088
Net Assets	$120,260,174

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends		$659,152
Interest		229,618
Total income		888,770

Expenses:
Management fees (Note 2)	$459,899
Custodian fees	17,375
Transfer agent fees	4,179
Audit fees	6,600
Accounting fees (Note 2)	3,000
Legal fees	1,222
Reports to shareholders	7,748
Directors’ fees and expenses	10,632
Registration and filing fees	247
Miscellaneous	4,259
Total expenses		515,161
Expenses paid indirectly (Note 5)		(74)
Net expenses		515,087
Net investment income		373,683

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions		738,639
Net increase in unrealized appreciation on investments and foreign currency
transactions		1,328,637
Net realized and unrealized gain on investments and foreign currency
transactions		2,067,276
Net increase in net assets resulting from operations		$2,440,959

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
OPERATIONS:
Net investment income	$373,683	$580,773
Net realized gain (loss) from investments and foreign
currency transactions	738,639	(237,423)
Net increase in unrealized appreciation on investments
and foreign currency transactions	1,328,637	8,785,860
Net increase in net assets resulting from operations	2,440,959	9,129,210

DIVIDENDS AND DISTRIBUTIONS TO
SHARESHOLDERS FROM:
Net investment income	–	(575,947)

CAPITAL SHARE TRANSACTIONS (NOTE 4)	(6,240,677)	6,232,880

Total increase (decrease) in net assets	(3,799,718)	14,786,143

NET ASSETS:
Beginning of period	124,059,892	109,273,749
End of period*	$120,260,174	$124,059,892

*Including undistributed net investment
income of	$375,458	$1,775

See Notes to Financial Statements

11

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A. VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short term obligations use the amortized cost method of valuing investment securities, which represent fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

12

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required. At June 30, 2006, the Fund had available for Federal Income Tax purposes unused capital loss carryforwards of $650,000, $328,000, $926,000, and $390,000, which expire in 2009, 2011, 2012, and 2013, respectively.

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

13

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Fund’s investment adviser (the “Adviser”) at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2006 amounted to $12. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2006 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2006 were $2,198,793 and $5,959,862, respectively.

14

DAVIS FINANCIAL PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2006 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2006, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005
Shares sold	461,452	1,618,956
Shares issued in reinvestment of distributions	–	41,615
	461,452	1,660,571
Shares redeemed	(912,258)	(1,210,021)
Net increase (decrease)	(450,806)	450,550

Proceeds from shares sold	$6,485,616	$20,994,555
Proceeds from shares issued in reinvestment of distributions	–	575,947
	6,485,616	21,570,502
Cost of shares redeemed	(12,726,293)	(15,337,622)
Net increase (decrease)	$(6,240,677)	$6,232,880

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, the Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $74 during the six months ended June 30, 2006.

15

DAVIS FINANCIAL PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2006	Year ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of
Period	$13.83	$12.82	$11.66	$8.85	$10.67	$11.91

Income (Loss) From Investment
Operations:
Net Investment Income	0.04	0.07	0.04	0.04	0.02	–
Net Realized and Unrealized
Gains (Losses)	0.24	1.00	1.16	2.81	(1.82)	(1.24)
Total From Investment
Operations	0.28	1.07	1.20	2.85	(1.80)	(1.24)

Dividends and Distributions:
Dividends from Net Investment
Income	–	(0.06)	(0.04)	(0.04)	(0.02)	–	[3]
Return of Capital	–	–	–	–	–	–	[3]
Total Dividends and
Distributions	–	(0.06)	(0.04)	(0.04)	(0.02)	–

Net Asset Value, End of Period	$14.11	$13.83	$12.82	11.66	8.85	10.67

Total Return[1]	2.02%	8.38%	10.32%	32.15	(16.84)%	(10.37)%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$120,260	$124,060	$109,274	$71,179	$31,709	$24,587
Ratio of Expenses to Average
Net Assets	0.84%*	0.85%	0.85%	0.90%	0.99%	1.00%[4]
Ratio of Net Investment Income
to Average Net Assets	0.61%*	0.52%	0.40%	0.48%	0.32%	0.04%
Portfolio Turnover Rate[2]	2%	21%	6%	10%	23%	24%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

[3]	Less than $0.005 per share.

[4]	Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.04% for 2001.

*	Annualized.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N–Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

17

DAVIS FINANCIAL PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions, which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2006 board meeting, the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements are in the best interests of the Funds and their shareholders. The Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2006 board meeting.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

While the investment performance of each Fund is certainly relevant to an evaluation of the nature, extent and quality of services provided, the Independent Directors also considered the full range of services, which Davis Advisors provides to the Funds and their shareholders, including:

1.	achieving satisfactory investment results over the long-term after all costs;
2.	providing investor education materials that help to foster healthy investor behavior; and
3.	managing third party service providers, accounting, legal and compliance services.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of the fund’s results, as well as the shareholders’ behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for shareholders over time.

18

DAVIS FINANCIAL PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors observed that Davis Advisors has consistently demonstrated a shareholder orientation. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity. Shareholders buying the Davis Funds do so primarily to gain access to Davis Advisors’ investment expertise and shareholder orientation.

For 2005, Davis Advisors was honored as Domestic-Stock Fund Manager of the Year by Morningstar. In the press release, Kunal Kapoor, director of fund analysis for Morningstar, says that Davis Advisors "sets the bar for others in the industry. At a time when other firms don’t always do what is best for their shareholders, it’s refreshing to see a firm so committed to the long-term welfare of fundholders."

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Davis Funds should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over the longer-term; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider, (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and, if applicable, breakpoints of the various Davis Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale would be realized as the Fund grows, and whether the fee level reflects those economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

19

DAVIS FINANCIAL PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors concluded that Davis Advisors had provided the Funds and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

Davis Financial Portfolio

The Independent Directors noted that Davis Financial Portfolio out-performed its benchmark, the Standard & Poor’s 500® Index, and under-performed the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Davis Financial Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the fixed advisory fee schedule for Davis Financial Portfolio. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors determined that the advisory fees for Davis Financial Portfolio is reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors therefore recommended continuation of the advisory agreements.

20

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises, Member, Investment Committee for Microgeneration Technology Fund, UTECH Funds.

21

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors - Continued

D. James Guzy (3/7/36)	Director	Director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired, Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	12	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Ltd., (engineering).	12	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

22

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors - Continued

Theodore B. Smith, Jr. (12/23/32)	Director	Director since 1994	Chairman, John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	12	none

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

23

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Inside Directors* - Continued

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998. Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

24

DAVIS FINANCIAL PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Christopher C. Davis
Christopher C. Davis	President
Thomas S. Gayner	Andrew A. Davis
Jerry D. Geist	Vice President
D. James Guzy	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President &
Samuel H. Iapalucci	Principal Executive Officer
Robert P. Morgenthau	Sharra L. Reed
Theodore B. Smith, Jr.	Vice President & Chief
Christian R. Sonne	Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President &
Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser

Davis Selected Advisers, L.P. (doing business as "Davis Advisors")

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

(800) 279-0279

Distributor

Davis Distributors, LLC

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Transfer Agent

Boston Financial Data Services, Inc.

c/o The Davis Funds

P.O. Box 8406

Boston, Massachusetts 02266-8406

Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, Massachusetts 02111

Counsel

Seyfarth Shaw LLP

131 South Dearborn Street, Suite 2400

Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm

KPMG LLP

707 Seventeenth Street

Suite 2700

Denver, Colorado 80202

For more information about Davis Financial Portfolio including management fee, charges, and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Financial Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

25

Management's Discussion and Analysis	2

Fund Overview	5

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	17

Fund Information	18

Director Approval of Advisory Agreements	19

Directors and Officers	22

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis

Market Environment

During the six-month period ended June 30, 2006, the stock market, as measured by the Standard & Poor’s 500® Index1, increased by 2.71%. U.S. economic activity, as measured by the gross domestic product (“GDP”), increased 2.5% in the second quarter after increasing 5.6% in the first quarter. Interest rates, as measured by the 10-year Treasury bond, began 2006 a little above 4.4% and ended the second quarter at about 5.1%.

Davis Real Estate Portfolio

Performance Overview

Davis Real Estate Portfolio returned 12.50% for the six-month period ended June 30, 20062, compared with a return of 14.08% for the Dow Jones Wilshire Real Estate Securities Index1 (“WRESI Index”). Real Estate companies as a whole did well, as reflected by the fact that the WRESI Index out-performed the Standard & Poor’s 500® Index by a significant margin.

Office property REITs contributed3 the most to the Portfolio’s performance over the six-month period. The Portfolio had more invested in office property REITs than in any other sector, and office property REITs turned in the strongest performance of any sector in the WRESI Index. The specific office property REITs that the Portfolio owned out-performed the office property REITs included in the WRESI Index. Kilroy Realty4, SL Green Realty, Corporate Office Properties, CarrAmerica Realty, and Boston Properties were among the top contributors to the Portfolio’s performance. Columbia Equity was among the top detractors from performance. The Portfolio no longer owns Kilroy Realty and CarrAmerica Realty.

Overall, real estate operations and development companies made important contributions to performance. While Forest City was among the top contributors to performance, St. Joe and Capital & Regional were among the top detractors from performance.

Regional mall REITs and transportation companies detracted from performance. Two regional mall REITs, General Growth Properties and Mills Corp., and one transportation company, Alexander & Baldwin, were among the top detractors from performance. The Portfolio no longer owns Mills Corp.

Other individual companies contributing to performance included United Dominion Realty, an apartment REIT, Vornado Realty, a diversified REIT, and Developers Diversified, a shopping center REIT. Spirit Finance, a diversified REIT, detracted from performance.

The Portfolio maintained a cash position over the six-month period, and this hampered relative performance during the strong market for real estate companies.

The Portfolio had approximately 8% of its assets invested in foreign companies at June 30, 2006. As a group, the foreign companies owned by the Portfolio out-performed the WRESI Index over the six-month period.

2

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds (including Davis Real Estate Portfolio) prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1     The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I.    The S&P 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II.   The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

3

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Management’s Discussion and Analysis – Continued

2     Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary, so that when redeemed, an investor’s shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2006.

	1-YEAR	5-YEAR	PORTFOLIO'S INCEPTION (July 1, 1999)
Davis Real Estate Portfolio	22.43%	19.76%	16.16%
Dow Jones Wilshire Real Estate Securities Index	21.85%	19.96%	18.25%
Standard & Poor’s 500® Index	8.63%	2.49%	0.38%

Portfolio performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

3     A company’s or sector’s contribution to the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

4     This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists the Portfolio’s holdings of each company discussed.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

4

DAVIS REAL ESTATE PORTFOLIO

FUND OVERVIEW

At June 30, 2006 (Unaudited)

Portfolio Makeup		Sector Weightings
(% of Fund’s Net Assets)		(% of Stock Holdings)

				Dow Jones Wilshire
Common Stock	93.5%			Real Estate
Short Term Investments,			Fund	Securities Index
Preferred Stocks,		Office Property REITS	22.6%	20.1%
Other Assets & Liabilities	6.5%	Real Estate Operations/Development	16.0%	2.5%
	100.0%	Shopping Center REITS	14.1%	12.8%
		Diversified REITS	12.9%	10.7%
		Regional Mall REITS	11.5%	14.4%
		Warehouse & Industrial REITS	7.7%	6.9%
		Apartment REITS	6.2%	18.9%
		Health Care REITS	3.3%	–
		Transportation	3.1%	–
		Mortgage REITS	1.5%	–
		Storage REITS	1.1%	5.0%
		Hotel REITS	–	8.0%
		Manufactured Home REITS	–	0.7%
			100.0%	100.0%

Top 10 Holdings

		% of Fund’s
Security	Industry	Net Assets
SL Green Realty Corp.	Office Property REITS	7.17%
Forest City Enterprises, Inc., Class A	Real Estate Operations/Development	5.63%
Alexandria Real Estate Equities, Inc.	Office Property REITS	5.10%
General Growth Properties, Inc.	Regional Mall REITS	5.04%
ProLogis	Warehouse & Industrial REITS	4.94%
Corporate Office Properties Trust	Office Property REITS	4.21%
Developers Diversified Realty Corp.	Shopping Center REITS	4.02%
Boston Properties, Inc.	Office Property REITS	3.80%
Kimco Realty Corp.	Shopping Center REITS	3.67%
Duke Realty Corp.	Diversified REITS	3.54%

5

DAVIS REAL ESTATE PORTFOLIO

EXPENSE EXAMPLE (Unaudited)

Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from 01/01/06 to 06/30/06. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(01/01/06)	(06/30/06)	(01/01/06-06/30/06)
Davis Real Estate Portfolio
Actual	$1,000.00	$1,124.99	$4.58
Hypothetical	$1,000.00	$1,020.48	$4.36

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized expense ratio (0.87%), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (93.45%)

APARTMENT REITS – (5.63%)
62,200	American Campus Communities, Inc.	$1,545,670
90,800	United Dominion Realty Trust, Inc.	2,543,308
		4,088,978
DIVERSIFIED REITS – (12.02%)
79,700	Cousins Properties, Inc.	2,465,121
73,200	Duke Realty Corp.	2,572,980
105,100	Spirit Finance Corp.	1,183,426
25,731	Vornado Realty Trust.	2,510,059
		8,731,586
HEALTH CARE REITS – (3.12%)
66,900	Ventas, Inc.	2,266,572
MORTGAGE REITS – (1.43%)
40,100	Gramercy Capital Corp.	1,038,590
OFFICE PROPERTY REITS – (21.19%)
41,800	Alexandria Real Estate Equities, Inc.	3,706,824
30,500	Boston Properties, Inc.	2,757,200
43,000	Columbia Equity Trust, Inc.	660,480
72,700	Corporate Office Properties Trust	3,059,216
47,570	SL Green Realty Corp.	5,207,488
		15,391,208
REAL ESTATE OPERATIONS/DEVELOPMENT – (14.96%)
164,700	Brixton PLC (United Kingdom)	1,459,620
37,500	Capital & Regional PLC (United Kingdom)	701,425
33,100	Derwent Valley Holdings PLC (United Kingdom)	959,750
81,900	Forest City Enterprises, Inc., Class A	4,087,629
43,400	Hammerson PLC (United Kingdom)	950,223
55,400	Liberty International PLC (United Kingdom)	1,091,047
25,900	St. Joe Co.	1,205,386
36,100	Slough Estates PLC (United Kingdom)	408,214
		10,863,294
REGIONAL MALL REITS – (10.80%)
81,242	General Growth Properties, Inc.	3,660,765
24,800	Macerich Co.	1,740,960
14,100	Pennsylvania REIT	569,217
22,600	Simon Property Group, Inc.	1,874,444
		7,845,386

7

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2006 (Unaudited)

Value
Shares	Security	(Note 1)
COMMON STOCK – (Continued)

SHOPPING CENTER REITS – (13.20%)
55,925	Developers Diversified Realty Corp.	$2,918,167
73,000	Kimco Realty Corp.	2,663,770
23,100	Pan Pacific Retail Properties, Inc.	1,602,447
38,700	Regency Centers Corp.	2,405,205
		9,589,589
STORAGE REITS – (1.03%)
39,600	U-Store-It Trust	746,856
TRANSPORTATION – (2.90%)
36,900	Alexander & Baldwin, Inc.	1,633,563
9,000	Florida East Coast Industries, Inc.	470,970
		2,104,533
WAREHOUSE & INDUSTRIAL REITS – (7.17%)
31,900	AMB Property Corp.	1,612,545
68,900	ProLogis	3,591,068
		5,203,613

Total Common Stock – (identified cost $48,798,348)	67,870,205

PREFERRED STOCK – (0.21%)

APARTMENT REITS – (0.21%)
2,000	Equity Residential, 7.00%, Series E, Cum. Conv. Pfd.	100,000
1,600	Equity Residential, 8.60%, Series D, Cum. Pfd.	40,984
400	Equity Residential, 9.125%, Series C, Cum. Pfd.	10,028

	Total Preferred Stock – (identified cost $113,921)	151,012

8

DAVIS REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS – (Continued)

June 30, 2006 (Unaudited)

Value
Principal	Security	(Note 1)
SHORT TERM INVESTMENTS – (6.08%)

$1,194,000	Banc of America Securities LLC Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $1,194,525
	(collateralized by: U.S. Government agency mortgage in a pooled cash
	account, 5.00%, 07/01/35, total market value 1,217,880)	$1,194,000
1,208,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 5.28%,
	07/03/06, dated 06/30/06, repurchase value of $1,208,532
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 5.00%-5.50%, 03/01/34-04/01/36, total market
	value $1,232,160)	1,208,000
2,013,000	Nomura Securities International, Inc. Joint Repurchase Agreement, 5.35%,
	07/03/06, dated 06/30/06, repurchase value of $2,013,897
	(collateralized by: U.S. Government agency mortgages in a pooled cash
	account, 4.815%-5.469%, 09/01/33-05/01/38, total market
	value $2,053,260)	2,013,000

Total Short Term Investments – (identified cost $4,415,000)	4,415,000

Total Investments – (99.74%) – (identified cost $53,327,269) – (a)	72,436,217
Other Assets Less Liabilities – (0.26%)	191,934
Net Assets – (100%)	$72,628,151

(a) Aggregate cost for Federal Income Tax purposes is $53,328,977. At June 30, 2006 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$19,791,614
Unrealized depreciation	(684,374)
Net unrealized appreciation	$19,107,240

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

At June 30, 2006 (Unaudited)

ASSETS:
Investments in securities, at value
(see accompanying Schedule of Investments) (cost of $53,327,269)	$72,436,217
Cash	23,961
Receivables:
Dividends and interest	178,259
Capital stock sold	68,224
Total assets	72,706,661
LIABILITIES:
Payables:
Capital stock redeemed	21,219
Accrued expenses	12,796
Accrued management fees	44,495
Total liabilities	78,510
NET ASSETS	$72,628,151

SHARES OUTSTANDING (NOTE 4)	3,744,959

NET ASSET VALUE, offering, and redemption price per share
(Net Assets ÷ Shares Outstanding)	19.39

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$3,745
Additional paid-in capital	46,618,116
Undistributed net investment income	514,780
Accumulated net realized gain from investments and foreign currency transactions	6,382,864
Net unrealized appreciation on investments and foreign currency transactions	19,108,646
Net Assets	$72,628,151

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO

STATEMENT OF OPERATIONS

For the six months ended June 30, 2006 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends		$1,067,486
Interest		148,969
Total income		1,216,455

Expenses:
Management fees (Note 2)	$260,856
Custodian fees	17,855
Transfer agent fees	3,792
Audit fees	6,600
Accounting fees (Note 2)	3,000
Legal fees	704
Reports to shareholders	563
Directors’ fees and expenses	6,162
Registration and filing fees	130
Miscellaneous	2,976
Total expenses		302,638
Expenses paid indirectly (Note 5)		(48)
Net expenses		302,590
Net investment income		913,865

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from:
Investment transactions		4,197,875
Foreign currency transactions		781
Net increase in unrealized appreciation on investments and foreign currency
transactions		2,916,160
Net realized and unrealized gain on investments and foreign currency
transactions		7,114,816
Net increase in net assets resulting from operations		$8,028,681

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended June 30, 2006 (Unaudited)	Year ended December 31, 2005
OPERATIONS:
Net investment income	$913,865	$1,046,048
Net realized gain from investments and foreign currency
transactions	4,198,656	6,109,392
Net increase in unrealized appreciation on
investments and foreign currency transactions	2,916,160	462,851
Net increase in net assets resulting from operations	8,028,681	7,618,291

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(399,085)	(1,966,578)
Realized gains from investment transactions	–	(3,852,094)

CAPITAL SHARE TRANSACTIONS (NOTE 4)	442,138	4,478,180

Total increase in net assets	8,071,734	6,277,799

NET ASSETS:
Beginning of period	64,556,417	58,278,618
End of period*	$72,628,151	$64,556,417

*Including undistributed net investment income of	$514,780	$–

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may only purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of financial statements.

A.    VALUATION OF SECURITIES - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B.     MASTER REPURCHASE AGREEMENTS - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C.    CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D.    FOREIGN CURRENCY - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

13

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E.     FEDERAL INCOME TAXES - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for Federal Income or Excise Tax is required.

F.     USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G.    INDEMNIFICATION - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

H.    SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

14

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2006 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

I.      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

NOTE 2 - INVESTMENT ADVISORY FEES

Advisory fees are paid monthly to Davis Advisors, the Fund’s investment adviser (the “Adviser”) at an annual rate of 0.75% of the Fund’s average net assets.

Boston Financial Data Services, Inc. (“BFDS”) is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2006 amounted to $11. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2006 amounted to $3,000. Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Davis Selected Advisers – NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. The Fund pays no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2006 were $18,771,571 and $13,048,712, respectively.

15

DAVIS REAL ESTATE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS - (Continued)

June 30, 2006 (Unaudited)

NOTE 4 - CAPITAL STOCK

At June 30, 2006, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Six months ended June 30, 2006	Year ended December 31,
	(Unaudited)	2005
Shares sold	377,668	920,196
Shares issued in reinvestment of distributions	20,434	336,339
	398,102	1,256,535
Shares redeemed	(378,549)	(999,380)
Net increase	19,553	257,155

Proceeds from shares sold	$7,150,254	$15,523,664
Proceeds from shares issued in reinvestment of distributions	399,085	5,818,672
	7,549,339	21,342,336
Cost of shares redeemed	(7,107,201)	(16,864,156)
Net increase	$442,138	$4,478,180

NOTE 5 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, the Fund’s custodian fee is reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $48 during the six months ended June 30, 2006.

16

DAVIS REAL ESTATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Financial Highlights for a share of capital stock outstanding throughout each period:

	Six months
	ended
	June 30, 2006	Year ended December 31,
	(Unaudited)	2005	2004	2003	2002	2001

Net Asset Value, Beginning of
Period	$17.33	$16.80	$13.47	$10.49	$10.35	$10.38

Income From Investment
Operations:
Net Investment Income	0.24	0.30	0.34	0.44	0.36	0.36
Net Realized and Unrealized
Gains	1.93	1.86	4.07	3.34	0.25	0.19
Total From Investment
Operations	2.17	2.16	4.41	3.78	0.61	0.55

Dividends and Distributions:
Dividends from Net Investment
Income	(0.11)	(0.54)	(0.48)	(0.55)	(0.36)	(0.36)
Return of Capital	–	–	–	–	(0.11)	(0.07)
Distributions from Realized
Gains	–	(1.09)	(0.60)	(0.25)	–	(0.11)
Distributions in Excess of Net
Investment Income	–	–	–	–	–	(0.04)
Total Dividends and
Distributions	(0.11)	(1.63)	(1.08)	(0.80)	(0.47)	(0.58)

Net Asset Value, End of Period	$19.39	$17.33	$16.80	$13.47	$10.49	$10.35

Total Return[1]	12.50%	13.14%	33.35%	36.79%	5.89%	5.50%

Ratios/Supplemental Data:
Net Assets, End of Period
(000 omitted)	$72,628	$64,556	$58,279	$35,663	$18,806	$10,029
Ratio of Expenses to Average
Net Assets	0.87%*	0.87%	0.89%	0.98%	1.00%[3]	1.00%[3]
Ratio of Net Investment Income
to Average Net Assets	2.63%*	1.71%	2.30%	3.74%	3.54%	3.70%
Portfolio Turnover Rate[2]	20%	28%	32%	22%	52%	45%

1    Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year and do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

2    The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3    Had the Adviser not absorbed certain expenses, the ratio of expenses to average net assets would have been 1.10% and 1.39% for 2002 and 2001, respectively.

*	Annualized.

See Notes to Financial Statements

17

DAVIS REAL ESTATE PORTFOLIO

FUND INFORMATION

Portfolio Proxy Voting Policies and Procedures

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N–Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com or on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

18

DAVIS REAL ESTATE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS

Process of Annual Review

The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund's advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).

As a part of this process the Independent Directors, with the assistance of counsel for the Independent Directors, prepares questions, which it submits to Davis Advisors in anticipation of the annual contract review. In a separate meeting held prior to the March 2006 board meeting, the Independent Directors reviewed and evaluated all information, which they deemed reasonably necessary in the circumstances. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements are in the best interests of the Funds and their shareholders. The Independent Directors recommended that the full Board of Directors approve the continuance of the Advisory Agreements, which occurred at the March 2006 board meeting.

Reasons the Independent Directors Approved Continuation of the Advisory Agreements

The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to the Independent Directors and were not the result of any single factor. The following facts and conclusions were important, but not exclusive, in the Independent Directors’ recommendation to renew the Advisory Agreements.

While the investment performance of each Fund is certainly relevant to an evaluation of the nature, extent and quality of services provided, the Independent Directors also considered the full range of services, which Davis Advisors provides to the Funds and their shareholders, including:

1.	achieving satisfactory investment results over the long-term after all costs;
2.	providing investor education materials that help to foster healthy investor behavior; and
3.	managing third party service providers, accounting, legal and compliance services.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.

A shareholder’s ultimate return is the product of the fund’s results, as well as the shareholders’ behavior, specifically in selecting when to invest and which fund to invest in. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.

Davis Advisors and the Davis family are some of the largest shareholders in the Davis Funds. The Independent Directors concluded that this investment tends to align Davis Advisors’ and the Davis family’s interests with other shareholders, as they face the same risks, pay the same fees, and are highly motivated to achieve satisfactory long-term returns. In addition, the Independent Directors concluded that significant investments by Davis Advisors and the Davis family have contributed to the economies of scale, which have lowered fees and expenses for shareholders over time.

19

DAVIS REAL ESTATE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors observed that Davis Advisors has consistently demonstrated a shareholder orientation. Davis Advisors and the Davis Funds have continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity. Shareholders buying the Davis Funds do so primarily to gain access to Davis Advisors’ investment expertise and shareholder orientation.

For 2005, Davis Advisors was honored as Domestic-Stock Fund Manager of the Year by Morningstar. In the press release, Kunal Kapoor, director of fund analysis for Morningstar, says that Davis Advisors "sets the bar for others in the industry. At a time when other firms don't always do what is best for their shareholders, it’s refreshing to see a firm so committed to the long-term welfare of fundholders."

The Independent Directors noted the importance of reviewing quantitative measures, but also recognized that qualitative factors could be equally, or more important, in assessing whether Davis Fund shareholders have been, or are likely to be, well served by the renewal of the management contract. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that while such measures and data can inform, they should not supersede the judgment of the Independent Directors who take many factors, including those listed below, into consideration in representing the shareholders of Davis Funds. In connection with reviewing comparative performance information, the Independent Directors generally give weight to longer-term measurements.

The Independent Directors believe that shareholders of Davis Funds should, and will, expect Davis Advisors to employ a disciplined, company specific, research driven, businesslike, long-term investment philosophy.

The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory after tax results over the longer-term; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.

The Independent Directors reviewed (a) comparative fee and expense information for competitive funds, as selected and analyzed by a nationally recognized independent service provider, (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds which it sub-advises and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedules and, if applicable, breakpoints of the various Davis Funds, including an assessment of competitive fee schedules.

The Independent Directors reviewed the management fee schedule for each Fund, profitability of each Fund to Davis Advisors, the extent to which economies of scale would be realized as the Fund grows, and whether the fee level reflects those economies of scale. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with each Davis Fund, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for third-party research services.

20

DAVIS REAL ESTATE PORTFOLIO

DIRECTOR APPROVAL OF ADVISORY AGREEMENTS – (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements – (Continued)

The Independent Directors concluded that Davis Advisors had provided the Funds and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder oriented approach, as well as the successful execution of its investment discipline.

Davis Real Estate Portfolio

The Independent Directors noted that Davis Real Estate Portfolio trailed its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and matched the average performance of its peer group, as determined by an independent service provider, over longer-term investment horizons.

The Independent Directors considered the total expense ratio for Davis Real Estate Portfolio and concluded that it is reasonable and competitive with the range of average expense ratios of its peer group as determined by an independent service provider.

The Independent Directors considered the fixed advisory fee schedule for Davis Real Estate Portfolio. The Independent Directors concluded that the advisory fee schedule represents an appropriate sharing between Fund shareholders and Davis Advisors of such economies of scale as may exist in the management of the Fund at current asset levels.

Approval of Advisory Arrangements

The Independent Directors determined that the advisory fees for Davis Real Estate Portfolio were reasonable in light of the nature, quality and extent of the services being provided to the Fund, the costs incurred by Davis Advisors in providing such service, and in comparison to the range of the average advisory fees of its peer group as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of the Fund and its shareholders. The Independent Directors therefore recommended continuation of the advisory agreements.

21

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, effective January 1, 2006, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors

Marc P. Blum (9/9/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; Of Counsel to Gordon, Feinblatt, Rothman, Hoffberger and Hollander, LLC (law firm).	12	Director, Legg Mason Trust (asset management company) and Rodney Trust Company (Delaware).

Thomas S. Gayner (12/16/61)	Director	Director since 2004	Executive Vice President and Chief Investment Officer, Markel Corporation (insurance company).	12	Director, First Market Bank.

Jerry D. Geist (5/23/34)	Director	Director since 1986	Chairman, Santa Fe Center Enterprises (energy project development); retired Chairman and President, Public Service Company of New Mexico.	12	Director, CH2M-Hill, Inc. (engineering); Chairman, Santa Fe Center Enterprises, Member, Investment Committee for Microgeneration Technology Fund, UTECH Funds.

22

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors - Continued

D. James Guzy (3/7/36)	Director	Director since 1982	Chairman, PLX Technology, Inc. (semi-conductor manufacturer).	12

Director, Intel Corp. (semi-conductor manufacturer), Cirrus Logic Corp. (semi-conductor manufacturer), Alliance Technology Fund (a mutual fund), Micro Component Technology, Inc. (micro-circuit handling and testing equipment manufacturer), LogicVision, Inc. (semi-conductor software company), and Tessera Technologies, Inc. (semi-conductor packaging company).

G. Bernard Hamilton (3/18/37)	Director	Director since 1978	Retired, Managing General Partner, Avanti Partners, L.P. from 1990-2005 (investment partnership).	12	none

Samuel H. Iapalucci (7/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-Hill, Ltd., (engineering).	12	none

Robert P. Morgenthau (3/22/57)	Director	Director since 2002	Chairman, NorthRoad Capital Management, LLC (an investment management firm) since June 2002; President of Private Advisory Services of Bank of America (an investment management firm) from 2001 until 2002; prior to that a managing director and global head of marketing and distribution for Lazard Asset Management (an investment management firm) for ten years.	12	none

23

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Independent Directors - Continued

Theodore B. Smith, Jr. (12/23/32)	Director	Director since 1994	Chairman, John Hassall, Inc. (fastener manufacturing); Chairman, Cantrock Realty and Mayor, Incorporated Village of Mill Neck, NY.	12	none

Christian R. Sonne (5/6/36)	Director	Director since 1990	General Partner, Tuxedo Park Associates (land holding and development firm); President and Chief Executive Officer of Mulford Securities Corporation (private investment fund) until 1990; formerly Vice President of Goldman Sachs & Co. (investment banking); Chairman, Board of Trustees, American Scandinavian Foundation.	12	none

Marsha Williams (3/28/51)	Director	Director since 1999	Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (a real estate investment trust); former Chief Administrative Officer, Crate & Barrel (home furnishings retailer); former Vice President and Treasurer, Amoco Corporation (oil & gas company).	15

Director, the Selected Funds (consisting of three portfolios) since 1996; Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Company, N.V. (industrial construction and engineering).

24

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

DIRECTORS – (Continued)

Number of
		Term of		Portfolios in
		Office and	Principal	Fund
	Position(s)	Length of	Occupation(s)	Complex	Other
Name	Held With	Time	During Past Five	Overseen by	Directorships
(birthdate)	Fund	Served	Years	Director	Held by Director

Inside Directors* - Continued

Jeremy H. Biggs (8/16/35)	Director/ Chairman	Director since 1994	Vice Chairman, Member of the Investment Policy Committee and Member of the International Investment Committee, all for Fiduciary Trust Company International (money management firm); Consultant to Davis Selected Advisers, L.P.	12	none

Andrew A. Davis (6/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser.	15	Director, the Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (7/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer in certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, the Selected Funds (consisting of three portfolios) since 1998. Director, Washington Post Co. (newspaper publisher).

* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

25

DAVIS REAL ESTATE PORTFOLIO

2949 East Elvira Road, Tucson, Arizona 85706

Directors	Officers
Jeremy H. Biggs	Jeremy H. Biggs
Marc P. Blum	Chairman
Andrew A. Davis	Andrew A. Davis
Christopher C. Davis	President
Thomas S. Gayner	Christopher C. Davis
Jerry D. Geist	Vice President
D. James Guzy	Kenneth C. Eich
G. Bernard Hamilton	Executive Vice President &
Samuel H. Iapalucci	Principal Executive Officer
Robert P. Morgenthau	Sharra L. Reed
Theodore B. Smith, Jr.	Vice President & Chief
Christian R. Sonne	Compliance Officer
Marsha Williams	Douglas A. Haines
Vice President &
Principal Accounting Officer
Thomas D. Tays
Vice President & Secretary

Investment Adviser

Davis Selected Advisers, L.P. (doing business as "Davis Advisors")

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

(800) 279-0279

Distributor

Davis Distributors, LLC

2949 East Elvira Road, Suite 101

Tucson, Arizona 85706

Transfer Agent

Boston Financial Data Services, Inc.

c/o The Davis Funds

P.O. Box 8406

Boston, Massachusetts 02266-8406

Custodian

State Street Bank and Trust Co.

One Lincoln Street

Boston, Massachusetts 02111

Counsel

Seyfarth Shaw LLP

131 South Dearborn Street, Suite 2400

Chicago, Illinois 60603-5577

Independent Registered Public Accounting Firm

KPMG LLP

707 Seventeenth Street

Suite 2700

Denver, Colorado 80202

For more information about Davis Real Estate Portfolio including management fee, charges, and expenses, see the current Davis Variable Account Fund, Inc. (including Davis Real Estate Portfolio) prospectus, which must precede or accompany this report. The Davis Variable Account Fund, Inc. Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge upon request by calling 1-800-279-0279 or on the Fund’s website at www.davisfunds.com. Quarterly Fact sheets are available on the Fund’s website at www.davisfunds.com.

26

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: August 21, 2006

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: August 21, 2006